TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2019

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 0.7%
3,669		Adient plc	$48
3,248	*	American Axle & Manufacturing Holdings, Inc	46
9,462		Aptiv plc	752
7,322		BorgWarner, Inc	281
1,678		Cooper Tire & Rubber Co	50
671	*	Cooper-Standard Holding, Inc	32
5,567		Dana Holding Corp	99
1,044	*	Dorman Products, Inc	92
140,555		Ford Motor Co	1,234
1,363	*	Fox Factory Holding Corp	95
2,714	*,e	Garrett Motion, Inc	40
46,782		General Motors Co	1,736
8,820		Gentex Corp	182
1,424	*	Gentherm, Inc	53
8,172		Goodyear Tire & Rubber Co	148
5,507		Harley-Davidson, Inc	196
938		LCI Industries, Inc	72
2,291		Lear Corp	311
1,945	*	Modine Manufacturing Co	27
670	*,e	Motorcar Parts of America, Inc	13
313	*	Shiloh Industries, Inc	2
1,379		Spartan Motors, Inc	12
843		Standard Motor Products, Inc	41
1,055	*	Stoneridge, Inc	30
1,027		Superior Industries International, Inc	5
928		Tenneco, Inc	21
4,980	*	Tesla, Inc	1,394
1,931		Thor Industries, Inc	120
897		Tower International, Inc	19
1,140	*	Visteon Corp	77
1,185		Winnebago Industries, Inc	37

		TOTAL AUTOMOBILES & COMPONENTS	7,265

BANKS - 5.7%
625		1st Source Corp	28
255		ACNB Corp	9
444	*	Allegiance Bancshares, Inc	15
374		American National Bankshares, Inc	13
1,390		Ameris Bancorp	48
387	*	Ames National Corp	11
413		Arrow Financial Corp	14
6,603		Associated Banc-Corp	141
706	*	Atlantic Capital Bancshares, Inc	13
2,322	*	Axos Financial, Inc	67
1,598		Banc of California, Inc	22
666		Bancfirst Corp	35
3,345		BancorpSouth Bank	94
326,060		Bank of America Corp	8,996
601		Bank of Commerce Holdings	6
1,195		Bank of Hawaii Corp	94
468		Bank of Marin Bancorp	19
2,093		Bank of NT Butterfield & Son Ltd	75
4,451		Bank OZK	129
457		BankFinancial Corp	7
4,119		BankUnited	138
217		Bankwell Financial Group, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,278		Banner Corp	$69
622		Bar Harbor Bankshares	16
385	*	Baycom Corp	9
27,703		BB&T Corp	1,289
361		BCB Bancorp, Inc	5
1,314		Berkshire Hills Bancorp, Inc	36
901		Blue Hills Bancorp, Inc	22
1,053		BOK Financial Corp	86
3,231		Boston Private Financial Holdings, Inc	35
683		Bridge Bancorp, Inc	20
2,984		Brookline Bancorp, Inc	43
630		Bryn Mawr Bank Corp	23
334	*	BSB Bancorp, Inc	11
313	e	Business First Bancshares, Inc	8
241	*	Byline Bancorp, Inc	4
131		C&F Financial Corp	7
3,579		Cadence BanCorp	66
135		Cambridge Bancorp	11
613		Camden National Corp	26
447		Capital City Bank Group, Inc	10
4,687		Capitol Federal Financial	63
314		Capstar Financial Holdings, Inc	5
555		Carolina Financial Corp	19
2,923		Cathay General Bancorp	99
654		CBTX, Inc	21
3,434		Centerstate Banks of Florida, Inc	82
1,125		Central Pacific Financial Corp	32
383		Central Valley Community Bancorp	7
152		Century Bancorp, Inc	11
2,638		Chemical Financial Corp	109
122		Chemung Financial Corp	6
4,046		CIT Group, Inc	194
85,841		Citigroup, Inc	5,341
533		Citizens & Northern Corp	13
16,885		Citizens Financial Group, Inc	549
597		City Holding Co	45
377		Civista Bancshares, Inc	8
498		CNB Financial Corp	13
359		Codorus Valley Bancorp, Inc	8
2,875		Columbia Banking System, Inc	94
1,738	*	Columbia Financial, Inc	27
6,121		Comerica, Inc	449
3,550		Commerce Bancshares, Inc	206
254		Commerce Union Bancshares, Inc	6
1,925		Community Bank System, Inc	115
837		Community Bankers Trust Corp	6
153		Community Financial Corp	4
651		Community Trust Bancorp, Inc	27
1,146		ConnectOne Bancorp, Inc	23
206		County Bancorp, Inc	4
2,189		Cullen/Frost Bankers, Inc	212
1,005	*	Customers Bancorp, Inc	18
4,043		CVB Financial Corp	85
1,325		Dime Community Bancshares	25
1,035	*	Eagle Bancorp, Inc	52
5,381		East West Bancorp, Inc	258
192	*	Entegra Financial Corp	4
314		Enterprise Bancorp, Inc	9
828		Enterprise Financial Services Corp	34
402	*	Equity Bancshares, Inc	12
342		ESSA Bancorp, Inc	5
2,855	*	Essent Group Ltd	124
171		Evans Bancorp, Inc	6
356		Farmers & Merchants Bancorp, Inc	11
1,013		Farmers National Banc Corp	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

246		FB Financial Corp	$8
384		Federal Agricultural Mortgage Corp (Class C)	28
863		Fidelity Southern Corp	24
28,789		Fifth Third Bancorp	726
527		Financial Institutions, Inc	14
1,088		First Bancorp (NC)	38
6,201		First Bancorp (Puerto Rico)	71
498		First Bancorp, Inc	12
322		First Bancshares, Inc	10
603		First Bank	7
1,476		First Busey Corp	36
360		First Business Financial Services, Inc	7
226		First Citizens Bancshares, Inc (Class A)	92
3,678		First Commonwealth Financial Corp	46
680		First Community Bancshares, Inc	23
736		First Defiance Financial Corp	21
3,697		First Financial Bancorp	89
2,466		First Financial Bankshares, Inc	142
384		First Financial Corp	16
175		First Financial Northwest, Inc	3
1,098		First Foundation, Inc	15
162		First Guaranty Bancshares, Inc	3
4,467		First Hawaiian, Inc	116
11,602		First Horizon National Corp	162
228		First Internet Bancorp	4
951		First Interstate Bancsystem, Inc	38
1,580		First Merchants Corp	58
380		First Mid-Illinois Bancshares, Inc	13
3,920		First Midwest Bancorp, Inc	80
327		First Northwest Bancorp	5
862		First of Long Island Corp	19
5,972		First Republic Bank	600
890		Flagstar Bancorp, Inc	29
1,083		Flushing Financial Corp	24
9,554		FNB Corp	101
389		Franklin Financial Network, Inc	11
6,701		Fulton Financial Corp	104
903		German American Bancorp, Inc	27
2,999		Glacier Bancorp, Inc	120
412		Great Southern Bancorp, Inc	21
2,200		Great Western Bancorp, Inc	70
113		Greene County Bancorp, Inc	3
275		Guaranty Bancshares, Inc	8
3,286		Hancock Holding Co	133
1,297		Hanmi Financial Corp	28
406	*	HarborOne Bancorp, Inc	7
953		Heartland Financial USA, Inc	41
1,355		Heritage Commerce Corp	16
1,150		Heritage Financial Corp	35
2,919		Hilltop Holdings, Inc	53
57		Hingham Institution for Savings	10
238		Home Bancorp, Inc	8
6,066		Home Bancshares, Inc	107
698	*	HomeStreet, Inc	18
667		HomeTrust Bancshares, Inc	17
5,041		Hope Bancorp, Inc	66
1,209		Horizon Bancorp	19
323	*	Howard Bancorp, Inc	5
40,501		Huntington Bancshares, Inc	514
1,963		IBERIABANK Corp	141
350	*,e	Impac Mortgage Holdings, Inc	1
1,031		Independent Bank Corp (MA)	84
863		Independent Bank Corp (MI)	19
1,089		Independent Bank Group, Inc	56
2,138		International Bancshares Corp	81

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

299		Investar Holding Corp	$7
10,225		Investors Bancorp, Inc	121
118,501		JPMorgan Chase & Co	11,996
4,372		Kearny Financial Corp	56
39,132		Keycorp	616
1,629		Lakeland Bancorp, Inc	24
976		Lakeland Financial Corp	44
378		LCNB Corp	6
1,826		LegacyTexas Financial Group, Inc	68
287	*,e	LendingTree, Inc	101
833		Live Oak Bancshares, Inc	12
4,987		M&T Bank Corp	783
1,072		Macatawa Bank Corp	11
236	*	Malvern Bancorp, Inc	5
540		MBT Financial Corp	5
640		Mercantile Bank Corp	21
573		Merchants Bancorp	12
1,997		Meridian Bancorp, Inc	31
1,035		Meta Financial Group, Inc	20
229	*	Metropolitan Bank Holding Corp	8
10,835	*	MGIC Investment Corp	143
96		Middlefield Banc Corp	4
582		Midland States Bancorp, Inc	14
334		Midsouth Bancorp, Inc	4
406		MidWestOne Financial Group, Inc	11
280	*	Mr Cooper Group, Inc	3
213		MutualFirst Financial, Inc	6
984		National Bank Holdings Corp	33
257		National Bankshares, Inc	11
405	*	National Commerce Corp	16
1,661		NBT Bancorp, Inc	60
17,474		New York Community Bancorp, Inc	202
301	*	Nicolet Bankshares, Inc	18
2,265	*	NMI Holdings, Inc	59
256		Northeast Bancorp	5
1,643		Northfield Bancorp, Inc	23
280		Northrim BanCorp, Inc	10
3,683		Northwest Bancshares, Inc	63
223		Norwood Financial Corp	7
1,583		OceanFirst Financial Corp	38
1,902		OFG Bancorp	38
160		Ohio Valley Banc Corp	6
361		Old Line Bancshares, Inc	9
4,858		Old National Bancorp	80
1,237		Old Second Bancorp, Inc	16
796		Opus Bank	16
568		Origin Bancorp, Inc	19
1,420		Oritani Financial Corp	24
297		Orrstown Financial Services, Inc	6
589	*	Pacific Mercantile Bancorp	4
1,516		Pacific Premier Bancorp, Inc	40
4,486		PacWest Bancorp	169
529		Park National Corp	50
198		Parke Bancorp, Inc	4
696		PCSB Financial Corp	14
642		Peapack Gladstone Financial Corp	17
221		Penns Woods Bancorp, Inc	9
575		PennyMac Financial Services, Inc	13
174		Peoples Bancorp of North Carolina, Inc	5
595		Peoples Bancorp, Inc	18
333		Peoples Financial Services Corp	15
11,449		People’s United Financial, Inc	188
521		People’s Utah Bancorp	14
2,763		Pinnacle Financial Partners, Inc	151
16,570		PNC Financial Services Group, Inc	2,032

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,359		Popular, Inc	$175
510		Preferred Bank	23
471		Premier Financial Bancorp, Inc	7
2,586		Prosperity Bancshares, Inc	179
168	*	Provident Bancorp, Inc	4
2,502		Provident Financial Services, Inc	65
279		Prudential Bancorp, Inc	5
472		QCR Holdings, Inc	16
6,822		Radian Group, Inc	141
475		RBB Bancorp	9
37,362		Regions Financial Corp	529
1,629		Renasant Corp	55
364		Republic Bancorp, Inc (Class A)	16
1,873	*	Republic First Bancorp, Inc	10
671		Riverview Bancorp, Inc	5
1,349		S&T Bancorp, Inc	53
1,200		Sandy Spring Bancorp, Inc	38
1,542	*	Seacoast Banking Corp of Florida	41
1,876		ServisFirst Bancshares, Inc	63
497		Shore Bancshares, Inc	7
475		SI Financial Group, Inc	6
370		Sierra Bancorp	9
1,852		Signature Bank	237
2,996		Simmons First National Corp (Class A)	73
275	*	SmartFinancial, Inc	5
1,240		South State Corp	85
228	*	Southern First Bancshares, Inc	8
231		Southern Missouri Bancorp, Inc	7
454		Southern National Bancorp of Virginia, Inc	7
1,068		Southside Bancshares, Inc	35
7,815		Sterling Bancorp/DE	146
922		Stock Yards Bancorp, Inc	31
394		Summit Financial Group, Inc	10
16,115		SunTrust Banks, Inc	955
1,944	*	SVB Financial Group	432
5,935		Synovus Financial Corp	204
6,199		TCF Financial Corp	128
286		Territorial Bancorp, Inc	8
1,930	*	Texas Capital Bancshares, Inc	105
1,044		TFS Financial Corp	17
1,514	*	The Bancorp, Inc	12
232		Timberland Bancorp, Inc	7
573		Tompkins Trustco, Inc	44
2,493		TowneBank	62
968		Trico Bancshares	38
943	*	Tristate Capital Holdings, Inc	19
657	*	Triumph Bancorp, Inc	19
3,358		Trustco Bank Corp NY	26
2,619		Trustmark Corp	88
1,796		UMB Financial Corp	115
8,613		Umpqua Holdings Corp	142
2,758		Union Bankshares Corp	89
161		Union Bankshares, Inc	7
3,861		United Bankshares, Inc	140
2,711		United Community Banks, Inc	68
1,829		United Community Financial Corp	17
2,065		United Financial Bancorp, Inc (New)	30
510		United Security Bancshares	5
266		Unity Bancorp, Inc	5
1,012		Univest Corp of Pennsylvania	25
54,134		US Bancorp	2,609
11,790		Valley National Bancorp	113
1,101		Veritex Holdings, Inc	27
1,098		Walker & Dunlop, Inc	56
2,531		Washington Federal, Inc	73

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

581		Washington Trust Bancorp, Inc	$28
1,032		Waterstone Financial, Inc	17
3,586		Webster Financial Corp	182
149,301		Wells Fargo & Co	7,214
1,949		WesBanco, Inc	77
597		West Bancorporation, Inc	12
1,024		Westamerica Bancorporation	63
3,666	*	Western Alliance Bancorp	150
1,021		Western New England Bancorp, Inc	9
2,157		Wintrust Financial Corp	145
1,991		WSFS Financial Corp	77
7,024		Zions Bancorporation	319

		TOTAL BANKS	58,446

CAPITAL GOODS - 7.0%
20,456		3M Co	4,251
5,419		A.O. Smith Corp	289
1,275		Aaon, Inc	59
1,251		AAR Corp	41
2,301		Actuant Corp (Class A)	56
1,438		Acuity Brands, Inc	173
1,431		Advanced Drainage Systems, Inc	37
5,026	*	Aecom Technology Corp	149
1,316	*	Aegion Corp	23
2,671	*	Aerojet Rocketdyne Holdings, Inc	95
831	*	Aerovironment, Inc	57
2,151		AGCO Corp	150
3,064		Air Lease Corp	105
1,259		Aircastle Ltd	25
374		Alamo Group, Inc	37
1,111		Albany International Corp (Class A)	80
3,351		Allegion plc	304
205		Allied Motion Technologies, Inc	7
3,855		Allison Transmission Holdings, Inc	173
1,249		Altra Holdings, Inc	39
909	*	Ameresco, Inc	15
568	*	American Woodmark Corp	47
8,003		Ametek, Inc	664
1,095		Apogee Enterprises, Inc	41
1,503		Applied Industrial Technologies, Inc	89
15,274		Arconic, Inc	292
1,955		Arcosa, Inc	60
555		Argan, Inc	28
822	*	Armstrong Flooring, Inc	11
1,735		Armstrong World Industries, Inc	138
823		Astec Industries, Inc	31
810	*	Astronics Corp	26
1,239	*	Atkore International Group, Inc	27
2,036	*	Axon Enterprise, Inc	111
1,059		AZZ, Inc	43
1,953		Barnes Group, Inc	100
2,363	*	Beacon Roofing Supply, Inc	76
278	*	Blue Bird Corp	5
325	*,e	BlueLinx Holdings, Inc	9
2,534	*	BMC Stock Holdings, Inc	45
19,252		Boeing Co	7,343
1,640		Briggs & Stratton Corp	19
3,625	*	Builders FirstSource, Inc	48
3,398		BWX Technologies, Inc	168
883	e	Caesarstone Sdot-Yam Ltd	14
520	*	CAI International, Inc	12
2,023		Carlisle Cos, Inc	248
20,480		Caterpillar, Inc	2,775
1,264	*	Chart Industries, Inc	114
647	*	CIRCOR International, Inc	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,463	*	Colfax Corp	$103
840		Columbus McKinnon Corp	29
1,470		Comfort Systems USA, Inc	77
945	*	Commercial Vehicle Group, Inc	7
1,524	*	Continental Building Products Inc	38
1,769		Crane Co	150
554	*	CSW Industrials, Inc	32
1,041		Cubic Corp	59
5,204		Cummins, Inc	822
1,720		Curtiss-Wright Corp	195
11,628		Deere & Co	1,859
535		DMC Global, Inc	27
4,162		Donaldson Co, Inc	208
932		Douglas Dynamics, Inc	35
5,086		Dover Corp	477
485	*	Ducommun, Inc	21
567	*	DXP Enterprises, Inc	22
1,047	*	Dycom Industries, Inc	48
174		Eastern Co	5
15,754		Eaton Corp	1,269
1,960		EMCOR Group, Inc	143
22,588		Emerson Electric Co	1,547
840		Encore Wire Corp	48
648	*,e	Energous Corp	4
1,368	*,e	Energy Recovery, Inc	12
1,701		EnerSys	111
3,169	*,e	Enphase Energy, Inc	29
830		EnPro Industries, Inc	53
995		ESCO Technologies, Inc	67
137	e	EVI Industries, Inc	5
2,773	*	Evoqua Water Technologies Corp	35
10,514		Fastenal Co	676
2,292		Federal Signal Corp	60
5,094		Flowserve Corp	230
4,949		Fluor Corp	182
10,244		Fortive Corp	859
5,005		Fortune Brands Home & Security, Inc	238
499	*	Foundation Building Materials, Inc	5
1,724		Franklin Electric Co, Inc	88
635	*	Freightcar America, Inc	4
3,933	*	Gardner Denver Holdings, Inc	109
1,403	*	Gates Industrial Corp plc	20
1,474		GATX Corp	113
277	*	Gencor Industries, Inc	3
2,385	*	Generac Holdings, Inc	122
9,305		General Dynamics Corp	1,575
310,765		General Electric Co	3,105
1,244	*	Gibraltar Industries, Inc	51
870		Global Brass & Copper Holdings, Inc	30
922	*	GMS, Inc	14
678		Gorman-Rupp Co	23
5,750		Graco, Inc	285
1,261		GrafTech International Ltd	16
470		Graham Corp	9
1,755		Granite Construction, Inc	76
2,253	*	Great Lakes Dredge & Dock Corp	20
1,065		Greenbrier Cos, Inc	34
1,120		Griffon Corp	21
1,293		H&E Equipment Services, Inc	32
4,259		Harris Corp	680
3,062	*	Harsco Corp	62
1,580	*,e	HC2 Holdings, Inc	4
6,068	*	HD Supply Holdings, Inc	263
1,220		HEICO Corp	116
2,602		HEICO Corp (Class A)	219

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

981	*	Herc Holdings, Inc	$38
3,102		Hexcel Corp	215
2,415		Hillenbrand, Inc	100
26,372		Honeywell International, Inc	4,191
1,854		Hubbell, Inc	219
1,578		Huntington Ingalls	327
316		Hurco Cos, Inc	13
404		Hyster-Yale Materials Handling, Inc	25
2,662		IDEX Corp	404
298	*	IES Holdings, Inc	5
11,820		Illinois Tool Works, Inc	1,697
8,744		Ingersoll-Rand plc	944
716		Insteel Industries, Inc	15
3,480		ITT, Inc	202
4,430		Jacobs Engineering Group, Inc	333
2,450	*	JELD-WEN Holding, Inc	43
1,200		John Bean Technologies Corp	110
33,059		Johnson Controls International plc	1,221
433		Kadant, Inc	38
1,040		Kaman Corp	61
5,716		KBR, Inc	109
3,108		Kennametal, Inc	114
1,868	*	KEYW Holding Corp, The	16
2,746	*	Kratos Defense & Security Solutions, Inc	43
2,804		L3 Technologies, Inc	579
246	*	Lawson Products, Inc	8
306	*	LB Foster Co (Class A)	6
1,228		Lennox International, Inc	325
1,943		Lincoln Electric Holdings, Inc	163
408		Lindsay Corp	39
8,889		Lockheed Martin Corp	2,668
674	*	Lydall, Inc	16
1,198	*	Manitowoc Co, Inc	20
11,302		Masco Corp	444
798	*	Masonite International Corp	40
2,577	*	Mastec, Inc	124
2,076	e	Maxar Technologies, Inc	8
1,815	*	Mercury Systems, Inc	116
3,256	*	Meritor, Inc	66
1,823	*	Middleby Corp	237
1,678	*	Milacron Holdings Corp	19
446		Miller Industries, Inc	14
1,239		Moog, Inc (Class A)	108
3,470	*	MRC Global, Inc	61
1,759		MSC Industrial Direct Co (Class A)	145
2,210		Mueller Industries, Inc	69
6,011		Mueller Water Products, Inc (Class A)	60
639	*	MYR Group, Inc	22
206		National Presto Industries, Inc	22
1,911	*	Navistar International Corp	62
1,570	*	NCI Building Systems, Inc	10
1,020		NN, Inc	8
1,902		Nordson Corp	252
5,879		Northrop Grumman Corp	1,585
371	*	Northwest Pipe Co	9
4,328	*	NOW, Inc	60
291	*	NV5 Holdings, Inc	17
6,241		nVent Electric plc	168
117		Omega Flex, Inc	9
987	*	Orion Marine Group, Inc	3
2,888		Oshkosh Truck Corp	217
3,800		Owens Corning, Inc	179
11,964		PACCAR, Inc	815
4,622		Parker-Hannifin Corp	793
904	*	Patrick Industries, Inc	41

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,547		Pentair plc	$247
1,847	*	PGT, Inc	26
7,340	*,e	Plug Power, Inc	18
416		Powell Industries, Inc	11
96		Preformed Line Products Co	5
1,452		Primoris Services Corp	30
1,003	*	Proto Labs, Inc	105
1,340		Quanex Building Products Corp	21
4,869		Quanta Services, Inc	184
1,477		Raven Industries, Inc	57
10,324		Raytheon Co	1,880
899	*	RBC Bearings, Inc	114
1,737		Regal-Beloit Corp	142
4,524	*	Resideo Technologies, Inc	87
432		REV Group, Inc	5
4,030	*	Rexnord Corp	101
4,258		Rockwell Automation, Inc	747
3,603		Roper Industries, Inc	1,232
257		Rush Enterprises, Inc	11
1,200		Rush Enterprises, Inc (Class A)	50
5,726	*	Sensata Technologies Holding plc	258
1,581		Simpson Manufacturing Co, Inc	94
1,315	*	SiteOne Landscape Supply, Inc	75
1,987		Snap-On, Inc	311
3,569		Spirit Aerosystems Holdings, Inc (Class A)	327
1,707	*	SPX Corp	59
1,563	*	SPX FLOW, Inc	50
472		Standex International Corp	35
5,419		Stanley Black & Decker, Inc	738
1,004	*	Sterling Construction Co, Inc	13
922		Sun Hydraulics Corp	43
3,212	*	Sunrun, Inc	45
1,233	*	Teledyne Technologies, Inc	292
647		Tennant Co	40
2,533		Terex Corp	81
967	*	Textainer Group Holdings Ltd	9
8,483		Textron, Inc	430
1,276	*	Thermon Group Holdings	31
2,010		Timken Co	88
1,841		Titan International, Inc	11
784	*	Titan Machinery, Inc	12
3,295		Toro Co	227
400	*	TPI Composites, Inc	11
1,748	*	TransDigm Group, Inc	794
2,304	*	Trex Co, Inc	142
1,789	*	Trimas Corp	54
5,866		Trinity Industries, Inc	127
1,667		Triton International Ltd	52
1,896		Triumph Group, Inc	36
1,399	*	Tutor Perini Corp	24
343	*	Twin Disc, Inc	6
2,718	*	United Rentals, Inc	311
29,199		United Technologies Corp	3,763
4,315	*	Univar, Inc	96
2,325		Universal Forest Products, Inc	69
2,735		USG Corp	118
821		Valmont Industries, Inc	107
455	*	Vectrus, Inc	12
419	*	Veritiv Corp	11
649	*	Vicor Corp	20
876	*,e	Vivint Solar, Inc	4
1,584		W.W. Grainger, Inc	477
2,295		Wabash National Corp	31
1,869	*	WABCO Holdings, Inc	246
4,850		Wabtec Corp	358

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,090		Watsco, Inc	$156
880		Watts Water Technologies, Inc (Class A)	71
5,066	*	Welbilt, Inc	83
2,328	*	Wesco Aircraft Holdings, Inc	20
1,864	*	WESCO International, Inc	99
67	*	Willis Lease Finance Corp	3
1,151	*	Willscot Corp	13
2,064		Woodward Governor Co	196
6,229		Xylem, Inc	492

		TOTAL CAPITAL GOODS	72,085

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
2,170		ABM Industries, Inc	79
2,247	*	Acacia Research (Acacia Technologies)	7
4,335		ACCO Brands Corp	37
3,263	e	ADT, Inc	21
2,702	*	Advanced Disposal Services, Inc	76
274		Barrett Business Services, Inc	21
198		BG Staffing, Inc	4
1,868		Brady Corp (Class A)	87
511	*	BrightView Holdings, Inc	7
1,790		Brink’s Co	135
1,375	*	Casella Waste Systems, Inc (Class A)	49
2,160	*	CBIZ, Inc	44
948	*	Ceco Environmental Corp	7
814	*	Cimpress NV	65
3,124		Cintas Corp	631
2,053	*	Clean Harbors, Inc	147
7,339	*	Copart, Inc	445
1,326	*	CoStar Group, Inc	619
4,607		Covanta Holding Corp	80
364		CRA International, Inc	18
1,839		Deluxe Corp	80
1,051		Ennis, Inc	22
4,276		Equifax, Inc	507
1,994		Exponent, Inc	115
381		Forrester Research, Inc	18
419	*	Franklin Covey Co	11
1,597	*	FTI Consulting, Inc	123
494	*	GP Strategies Corp	6
2,765		Healthcare Services Group	91
711		Heidrick & Struggles International, Inc	27
555	*	Heritage-Crystal Clean, Inc	15
2,222		Herman Miller, Inc	78
1,783		HNI Corp	65
896	*	Huron Consulting Group, Inc	42
707		ICF International, Inc	54
13,306	*	IHS Markit Ltd	724
1,756	*	Innerworkings, Inc	6
1,374		Insperity, Inc	170
2,401		Interface, Inc	37
5,073		KAR Auction Services, Inc	260
1,192		Kelly Services, Inc (Class A)	26
1,045		Kforce, Inc	37
1,392		Kimball International, Inc (Class B)	20
1,970		Knoll, Inc	37
1,994		Korn/Ferry International	89
1,270		LSC Communications, Inc	8
2,161		Manpower, Inc	179
1,217		Matthews International Corp (Class A)	45
919		McGrath RentCorp	52
757	*	Mistras Group, Inc	10
1,705		Mobile Mini, Inc	58
1,290		MSA Safety, Inc	133
514		Multi-Color Corp	26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,969		Navigant Consulting, Inc	$38
12,951		Nielsen NV	307
563	*	NL Industries, Inc	2
1,977	*	On Assignment, Inc	126
7,274		Pitney Bowes, Inc	50
1,198		Quad Graphics, Inc	14
7,529		Republic Services, Inc	605
1,107		Resources Connection, Inc	18
4,381		Robert Half International, Inc	285
5,386		Rollins, Inc	224
2,868		RR Donnelley & Sons Co	14
672	*	SP Plus Corp	23
3,128		Steelcase, Inc (Class A)	46
3,227	*	Stericycle, Inc	176
461		Systemax, Inc	10
1,231	*,e	Team, Inc	22
2,101		Tetra Tech, Inc	125
6,346		TransUnion	424
1,603	*	TriNet Group, Inc	96
1,626	*	TrueBlue, Inc	38
592		Unifirst Corp	91
844		US Ecology, Inc	47
5,683		Verisk Analytics, Inc	756
795		Viad Corp	45
340		VSE Corp	11
1,451	*	WageWorks, Inc	55
15,241		Waste Management, Inc	1,584
279	*	Willdan Group, Inc	10

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	10,992

CONSUMER DURABLES & APPAREL - 1.3%
821		Acushnet Holdings Corp	19
2,238	*	American Outdoor Brands Corp	21
383		Bassett Furniture Industries, Inc	6
1,140	*	Beazer Homes USA, Inc	13
3,230		Brunswick Corp	163
3,598		Callaway Golf Co	57
5,047	*	Capri Holdings Ltd	231
1,735		Carter’s, Inc	175
237	*	Cavco Industries, Inc	28
707	*	Century Communities, Inc	17
727		Clarus Corp	9
1,106		Columbia Sportswear Co	115
2,849	*	CROCS, Inc	73
447		Culp, Inc	9
1,015	*	Deckers Outdoor Corp	149
12,733		DR Horton, Inc	527
458		Escalade, Inc	5
958		Ethan Allen Interiors, Inc	18
273		Flexsteel Industries, Inc	6
1,713	*	Fossil Group, Inc	23
3,797		Garmin Ltd	328
1,666	*	G-III Apparel Group Ltd	67
4,066	*,e	GoPro, Inc	26
992	*	Green Brick Partners, Inc	9
364		Hamilton Beach Brands Holding Co	8
12,390		Hanesbrands, Inc	222
3,939		Hasbro, Inc	335
1,059	*	Helen of Troy Ltd	123
438		Hooker Furniture Corp	13
190	*	Hovnanian Enterprises, Inc	2
845	*	Installed Building Products Inc	41
1,024	*,e	iRobot Corp	120
232		Johnson Outdoors, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,347		KB Home	$81
1,887		La-Z-Boy, Inc	62
4,915		Leggett & Platt, Inc	207
631		Lennar Corp (B Shares)	25
10,479		Lennar Corp (Class A)	514
624	*,e	LGI Homes, Inc	38
362		Lifetime Brands, Inc	3
3,534	*	Lululemon Athletica, Inc	579
862	*	M/I Homes, Inc	23
776	*	Malibu Boats, Inc	31
441		Marine Products Corp	6
673	*	MasterCraft Boat Holdings, Inc	15
12,611	*	Mattel, Inc	164
1,794		MDC Holdings, Inc	52
1,156	*	Meritage Homes Corp	52
2,360	*	Mohawk Industries, Inc	298
638		Movado Group, Inc	23
182		Nacco Industries, Inc (Class A)	7
1,163	*	Nautilus, Inc	6
556	*	New Home Co, Inc	3
15,075		Newell Rubbermaid, Inc	231
45,055		Nike, Inc (Class B)	3,794
117	*	NVR, Inc	324
621		Oxford Industries, Inc	47
2,203		Polaris Industries, Inc	186
8,920		Pulte Homes, Inc	249
2,715		PVH Corp	331
2,037		Ralph Lauren Corp	264
1,594	*	Roku, Inc	103
4,672	*	Skechers U.S.A., Inc (Class A)	157
251		Skyline Corp	5
3,457		Steven Madden Ltd	117
652		Sturm Ruger & Co, Inc	35
295		Superior Uniform Group, Inc	5
10,357		Tapestry, Inc	336
4,313	*	Taylor Morrison Home Corp	77
1,812	*	Tempur Sealy International, Inc	104
5,202		Toll Brothers, Inc	188
1,426	*	TopBuild Corp	92
6,145	*	TRI Pointe Homes, Inc	78
1,753		Tupperware Corp	45
7,201	*	Under Armour, Inc (Class A)	152
7,306	*	Under Armour, Inc (Class C)	138
700	*	Unifi, Inc	14
585	*	Universal Electronics, Inc	22
1,001	*	Vera Bradley, Inc	13
11,367		VF Corp	988
2,174	*	Vista Outdoor, Inc	17
2,108		Whirlpool Corp	280
889	*	William Lyon Homes, Inc	14
3,662		Wolverine World Wide, Inc	131
466	*,e	YETI Holdings, Inc	14
1,093	*	Zagg, Inc	10

		TOTAL CONSUMER DURABLES & APPAREL	13,725

CONSUMER SERVICES - 2.3%
2,413	*	Adtalem Global Education, Inc	112
675	*	American Public Education, Inc	20
8,281		ARAMARK Holdings Corp	245
2,383		BBX Capital Corp	14
3,449	*	Belmond Ltd.	86
3	*	Biglari Holdings, Inc (A Shares)	2
39	*	Biglari Holdings, Inc (B Shares)	6
817		BJ’s Restaurants, Inc	39
3,148		Bloomin’ Brands, Inc	64

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,239		Boyd Gaming Corp	$89
1,976	*	Bright Horizons Family Solutions	251
1,545		Brinker International, Inc	69
22,033	*	Caesars Entertainment Corp	191
2,656	*	Career Education Corp	44
13,939		Carnival Corp	707
591		Carriage Services, Inc	11
1,345	*	Carrols Restaurant Group, Inc	13
761	*	Century Casinos, Inc	7
1,753		Cheesecake Factory	86
3,925	*	Chegg, Inc	150
894	*	Chipotle Mexican Grill, Inc (Class A)	635
891		Choice Hotels International, Inc	69
1,305		Churchill Downs, Inc	118
751	*	Chuy’s Holdings, Inc	17
521		Cracker Barrel Old Country Store, Inc	84
4,390		Darden Restaurants, Inc	533
1,638		Dave & Buster’s Entertainment, Inc	82
1,033	*	Del Frisco’s Restaurant Group, Inc	7
1,227	*	Del Taco Restaurants, Inc	12
2,646	*	Denny’s Corp	49
664		DineEquity, Inc	61
1,538		Domino’s Pizza, Inc	397
2,096	*	Drive Shack, Inc	9
2,930		Dunkin Brands Group, Inc	220
809	*	El Pollo Loco Holdings, Inc	11
2,425	*	Eldorado Resorts, Inc	113
125	*	Empire Resorts, Inc	1
6,386		Extended Stay America, Inc	115
1,005	*	Fiesta Restaurant Group, Inc	13
2,359	*	frontdoor, Inc	81
412	*	Golden Entertainment, Inc	6
115		Graham Holdings Co	79
1,750	*	Grand Canyon Education, Inc	200
6,952		H&R Block, Inc	166
768	*	Habit Restaurants, Inc	8
3,588	*	Hilton Grand Vacations, Inc	111
10,043		Hilton Worldwide Holdings, Inc	835
4,089	*	Houghton Mifflin Harcourt Co	30
1,223		Hyatt Hotels Corp	89
4,144	e	International Game Technology plc	54
972		International Speedway Corp (Class A)	42
596	*	J Alexander’s Holdings, Inc	6
713		Jack in the Box, Inc	58
1,321	*	K12, Inc	45
13,279		Las Vegas Sands Corp	809
1,409	*	Laureate Education, Inc	21
608	*	Lindblad Expeditions Holdings, Inc	9
10,060		Marriott International, Inc (Class A)	1,258
1,536		Marriott Vacations Worldwide Corp	144
27,808		McDonald’s Corp	5,281
17,782		MGM Resorts International	456
388	*	Monarch Casino & Resort, Inc	17
133		Nathan’s Famous, Inc	9
400	*	Noodles & Co	3
7,918	*	Norwegian Cruise Line Holdings Ltd	435
1,063	e	Papa John’s International, Inc	56
4,241	*	Penn National Gaming, Inc	85
3,264	*	Planet Fitness, Inc	224
322	*	PlayAGS, Inc	8
946	*	Potbelly Corp	8
330		RCI Hospitality Holdings, Inc	8
638	*	Red Lion Hotels Corp	5
500	*	Red Robin Gourmet Burgers, Inc	14
2,623		Red Rock Resorts, Inc	68

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,367	*	Regis Corp	$27
5,811		Royal Caribbean Cruises Ltd	666
1,174		Ruth’s Chris Steak House, Inc	30
1,968	*	Scientific Games Corp (Class A)	40
1,710	*	SeaWorld Entertainment, Inc	44
6,513		Service Corp International	261
4,718	*	ServiceMaster Global Holdings, Inc	220
841	*	Shake Shack, Inc	50
2,790		Six Flags Entertainment Corp	138
1,487	*	Sotheby’s (Class A)	56
581		Speedway Motorsports, Inc	8
43,211		Starbucks Corp	3,212
791		Strategic Education Inc	104
2,599		Texas Roadhouse, Inc (Class A)	162
1,434		Vail Resorts, Inc	312
1,421	*	Weight Watchers International, Inc	29
7,240		Wendy’s	130
1,127		Wingstop, Inc	86
3,769		Wyndham Hotels & Resorts, Inc	188
3,769		Wyndham Worldwide Corp	153
3,813		Wynn Resorts Ltd	455
12,807		Yum China Holdings, Inc	575
10,964		Yum! Brands, Inc	1,094

		TOTAL CONSUMER SERVICES	23,520

DIVERSIFIED FINANCIALS - 3.5%
1,964		Affiliated Managers Group, Inc	210
1,028		AG Mortgage Investment Trust	17
17,298		AGNC Investment Corp	311
14,989		Ally Financial, Inc	412
25,442		American Express Co	2,781
5,036		Ameriprise Financial, Inc	645
45,389		Annaly Capital Management, Inc	453
3,633		Anworth Mortgage Asset Corp	15
3,555		Apollo Commercial Real Estate Finance, Inc	65
1,924	e	Arbor Realty Trust, Inc	25
1,014		Ares Commercial Real Estate Corp	15
727	e	Arlington Asset Investment Corp (Class A)	6
77	*	ARMOUR Residential REIT, Inc	2
1,731		Artisan Partners Asset Management, Inc	44
269	e	Associated Capital Group, Inc	11
6,909		AXA Equitable Holdings, Inc	139
382		B. Riley Financial, Inc	6
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	26
32,876		Bank of New York Mellon Corp	1,658
8,951		BGC Partners, Inc (Class A)	48
4,393		BlackRock, Inc	1,877
3,698		Blackstone Mortgage Trust, Inc	128
1,604	*	Blucora, Inc	54
2,523	*	Cannae Holdings, Inc	61
17,105		Capital One Financial Corp	1,397
3,681		Capstead Mortgage Corp	32
4,190		CBOE Holdings, Inc	400
43,661		Charles Schwab Corp	1,867
412		Cherry Hill Mortgage Investment Corp	7
5,258		Chimera Investment Corp	99
12,864		CME Group, Inc	2,117
853		Cohen & Steers, Inc	36
3,033		Colony Credit Real Estate, Inc	48
1,050	*	Cowen Group, Inc	15
436	*	Credit Acceptance Corp	197
334	*	Curo Group Holdings Corp	3
118		Diamond Hill Investment Group, Inc	17
11,684		Discover Financial Services	831
1,075	*	Donnelley Financial Solutions, Inc	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,860		Dynex Capital, Inc	$11
9,222		E*TRADE Financial Corp	428
4,044		Eaton Vance Corp	163
588	*	Elevate Credit, Inc	3
978	*	Encore Capital Group, Inc	27
1,226	*	Enova International, Inc	28
1,565		Evercore Partners, Inc (Class A)	142
1,443		Exantas Capital Corp	15
1,988	*	Ezcorp, Inc (Class A)	19
1,406		Factset Research Systems, Inc	349
3,795		Federated Investors, Inc (Class B)	111
5,062	*	FGL Holdings	40
1,853		FirstCash, Inc	160
570	*	Focus Financial Partners, Inc	20
10,833		Franklin Resources, Inc	359
1,532	e	Gain Capital Holdings, Inc	10
181		GAMCO Investors, Inc (Class A)	4
12,503		Goldman Sachs Group, Inc	2,400
1,667		Granite Point Mortgage Trust, Inc	31
416		Great Ajax Corp	6
1,775	*	Green Dot Corp	108
1,124		Greenhill & Co, Inc	24
544		Hamilton Lane, Inc	24
836		Houlihan Lokey, Inc	38
2,624		Interactive Brokers Group, Inc (Class A)	136
19,961		IntercontinentalExchange Group, Inc	1,520
601	*	INTL FCStone, Inc	23
15,288		Invesco Ltd	295
2,531		Invesco Mortgage Capital, Inc	40
11,485		Jefferies Financial Group, Inc	216
419		KKR Real Estate Finance Trust, Inc	8
2,645		Ladder Capital Corp	45
5,033		Ladenburg Thalmann Financial Services, Inc	14
4,392		Lazard Ltd (Class A)	159
3,386		Legg Mason, Inc	93
12,454	*	LendingClub Corp	39
3,091		LPL Financial Holdings, Inc	215
1,365		MarketAxess Holdings, Inc	336
418		Marlin Business Services Corp	9
14,764		MFA Mortgage Investments, Inc	107
1,429		Moelis & Co	59
5,935		Moody’s Corp	1,075
43,266		Morgan Stanley	1,826
745		Morningstar, Inc	94
3,273		MSCI, Inc (Class A)	651
4,078		NASDAQ OMX Group, Inc	357
9,280		Navient Corp	107
763		Nelnet, Inc (Class A)	42
11,560		New Residential Investment Corp	196
4,058		New York Mortgage Trust, Inc	25
959	*	NewStar Financial, Inc	0	^
7,418		Northern Trust Corp	671
2,164		OM Asset Management plc	29
2,011	*	On Deck Capital, Inc	11
2,827		OneMain Holdings, Inc	90
448		Oppenheimer Holdings, Inc	12
1,276	e	Orchid Island Capital, Inc	8
2,603		PennyMac Mortgage Investment Trust	54
896		Pico Holdings, Inc	9
553		Piper Jaffray Cos	40
727		PJT Partners, Inc	30
1,801	*	PRA Group, Inc	48
527		Pzena Investment Management, Inc (Class A)	4
4,885		Raymond James Financial, Inc	393
607		Ready Capital Corp	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,057		Redwood Trust, Inc	$17
383	*	Regional Management Corp	9
8,965		S&P Global, Inc	1,888
808	*	Safeguard Scientifics, Inc	9
4,273		Santander Consumer USA Holdings, Inc	90
4,960		SEI Investments Co	259
298		Silvercrest Asset Management Group, Inc	4
16,893		SLM Corp	167
9,293		Starwood Property Trust, Inc	208
13,446		State Street Corp	885
2,581		Stifel Financial Corp	136
25,758		Synchrony Financial	822
8,529		T Rowe Price Group, Inc	854
9,828		TD Ameritrade Holding Corp	491
427		TPG RE Finance Trust, Inc	8
7,131		Two Harbors Investment Corp	97
1,024		Virtu Financial, Inc	24
255		Virtus Investment Partners, Inc	25
5,623		Voya Financial, Inc	281
3,248		Waddell & Reed Financial, Inc (Class A)	56
1,589		Western Asset Mortgage Capital Corp	16
322		Westwood Holdings Group, Inc	11
4,611		WisdomTree Investments, Inc	33
229	*	World Acceptance Corp	27

		TOTAL DIVERSIFIED FINANCIALS	36,123

ENERGY - 5.0%
5,830	*	Abraxas Petroleum Corp	7
99		Adams Resources & Energy, Inc	4
18,263		Anadarko Petroleum Corp	831
7,333	*	Antero Resources Corp	65
14,158		Apache Corp	491
2,927	*	Apergy Corp	120
1,515	*,e	Approach Resources, Inc	1
550		Arch Coal, Inc	50
4,687		Archrock, Inc	46
985	*	Ardmore Shipping Corp	6
18,455		Baker Hughes a GE Co	512
661	*	Basic Energy Services, Inc	3
1,669		Berry Petroleum Co LLC	19
784	*	Bonanza Creek Energy, Inc	18
1,777	*	C&J Energy Services, Inc	28
15,262		Cabot Oil & Gas Corp	398
812	*	Cactus, Inc	29
1,677	*	California Resources Corp	43
7,833	*	Callon Petroleum Co	59
905	*,e	CARBO Ceramics, Inc	3
2,286	*	Carrizo Oil & Gas, Inc	28
6,772	*	Centennial Resource Development, Inc	60
8,023	*	Cheniere Energy, Inc	548
35,989	*,e	Chesapeake Energy Corp	112
68,287		Chevron Corp	8,412
3,405		Cimarex Energy Co	238
5,167	*	Clean Energy Fuels Corp	16
6,042	*	CNX Resources Corp	65
7,124		Concho Resources, Inc	790
41,231		ConocoPhillips	2,752
1,096	*	CONSOL Energy, Inc	37
3,475	*	Continental Resources, Inc	156
1,185	*,e	Covia Holdings Corp	7
612		CVR Energy, Inc	25
3,058		Delek US Holdings, Inc	111
15,050	*	Denbury Resources, Inc	31
16,947		Devon Energy Corp	535
2,870		DHT Holdings, Inc	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,618	*,e	Diamond Offshore Drilling, Inc	$27
5,506		Diamondback Energy, Inc	559
1,163	*	Dorian LPG Ltd	7
1,470	*	Dril-Quip, Inc	67
384	*	Earthstone Energy, Inc	3
2,812	*,e	Energy Fuels, Inc	9
20,728		EOG Resources, Inc	1,973
9,818		EQT Corp	204
7,854		Equitrans Midstream Corp	171
891	*	Era Group, Inc	10
668		Evolution Petroleum Corp	4
1,256	*	Exterran Corp	21
4,719	*,e	Extraction Oil & Gas, Inc	20
152,010		Exxon Mobil Corp	12,282
2,612	*	Forum Energy Technologies, Inc	13
1,937	*	Frank’s International NV	12
2,830	*,e	Frontline Ltd	18
744	*	FTS International, Inc	7
1,757		GasLog Ltd	31
3,789		Golar LNG Ltd	80
1,490		Green Plains Renewable Energy, Inc	25
6,440	*	Gulfport Energy Corp	52
4,058	*,e	Halcon Resources Corp	5
557		Hallador Energy Co	3
31,721		Halliburton Co	929
5,378	*	Helix Energy Solutions Group, Inc	43
3,775		Helmerich & Payne, Inc	210
9,840		Hess Corp	593
2,221	*	HighPoint Resources Corp	5
5,996		HollyFrontier Corp	295
1,312	*	Independence Contract Drilling, Inc	4
1,110	*	International Seaways, Inc	19
388	*	ION Geophysical Corp	6
30	*	Isramco, Inc	3
1,195	*,e	Jagged Peak Energy, Inc	12
1,187	*	Keane Group, Inc	13
384	*	Key Energy Services, Inc	2
69,464		Kinder Morgan, Inc	1,390
641	*	KLX Energy Services Holdings, Inc	16
7,503		Kosmos Energy Ltd	47
6,373	*	Laredo Petroleum Holdings, Inc	20
394	e	Liberty Oilfield Services, Inc	6
1,582	*	Lilis Energy, Inc	2
275	e	Mammoth Energy Services, Inc	5
31,474		Marathon Oil Corp	526
23,894		Marathon Petroleum Corp	1,430
3,403	*	Matador Resources Co	66
1,193	*	Matrix Service Co	23
6,808	*	McDermott International, Inc	51
357	*	Midstates Petroleum Co, Inc	3
219	*,e	Montage Resources Corp	3
6,404		Murphy Oil Corp	188
11,900		Nabors Industries Ltd	41
14,486		National Oilwell Varco, Inc	386
561	*	Natural Gas Services Group, Inc	10
410	*	NCS Multistage Holdings, Inc	2
3,366	*	Newpark Resources, Inc	31
250	*	Nine Energy Service, Inc	6
9,079	*	Noble Corp plc	26
17,812		Noble Energy, Inc	440
3,925		Nordic American Tanker Shipping	8
3,920	*	Northern Oil And Gas, Inc	11
9,279	*	Oasis Petroleum, Inc	56
27,248		Occidental Petroleum Corp	1,804
3,828	*	Oceaneering International, Inc	60

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,073	*	Oil States International, Inc	$35
15,197		ONEOK, Inc	1,061
836	*	Overseas Shipholding Group, Inc	2
648		Panhandle Oil and Gas, Inc (Class A)	10
1,291	*	Par Pacific Holdings, Inc	23
9,019	*	Parsley Energy, Inc	174
8,122		Patterson-UTI Energy, Inc	114
4,259		PBF Energy, Inc	133
2,579	*	PDC Energy, Inc	105
2,971		Peabody Energy Corp	84
544	*	Penn Virginia Corp	24
14,983		Phillips 66	1,426
2,571	*	Pioneer Energy Services Corp	5
5,975		Pioneer Natural Resources Co	910
2,609	*	ProPetro Holding Corp	59
9,406	*	Questar Market Resources, Inc	73
7,038	e	Range Resources Corp	79
1,467	*	Renewable Energy Group, Inc	32
234	*	Rex American Resources Corp	19
611	*	RigNet, Inc	6
1,749	*	Ring Energy, Inc	10
4,518	*	Rowan Cos plc	49
2,256		RPC, Inc	26
1,269	*	SandRidge Energy, Inc	10
50,386		Schlumberger Ltd	2,195
679		Scorpio Tankers, Inc	13
617	*	SEACOR Holdings, Inc	26
629	*	SEACOR Marine Holdings, Inc	8
351	*	Select Energy Services, Inc	4
2,570		SemGroup Corp	38
2,365	e	Ship Finance International Ltd	29
253	*	SilverBow Resources, Inc	6
4,345		SM Energy Co	76
801	*,e	Smart Sand, Inc	4
369		Solaris Oilfield Infrastructure, Inc	6
19,699	*	Southwestern Energy Co	92
7,633	*	SRC Energy, Inc	39
5,923	*	Superior Energy Services	28
749	*	Talos Energy, Inc	20
7,616		Targa Resources Investments, Inc	316
2,010	e	Teekay Corp	8
3,273		Teekay Tankers Ltd (Class A)	3
2,116	*,e	Tellurian, Inc	24
3,896	*	Tetra Technologies, Inc	9
878	*	Tidewater, Inc	20
18,540	*	Transocean Ltd (NYSE)	161
1,986	*	Unit Corp	28
5,127	*,e	Uranium Energy Corp	7
3,143	e	US Silica Holdings Inc	55
15,315		Valero Energy Corp	1,299
3,587	*	W&T Offshore, Inc	25
3,512	*	Whiting Petroleum Corp	92
44,651		Williams Cos, Inc	1,282
2,651		World Fuel Services Corp	77
15,377	*	WPX Energy, Inc	202

		TOTAL ENERGY	51,724

FOOD & STAPLES RETAILING - 1.3%
1,108		Andersons, Inc	36
1,203		Casey’s General Stores, Inc	155
776	*	Chefs’ Warehouse Holdings, Inc	24
15,683		Costco Wholesale Corp	3,798
555		Ingles Markets, Inc (Class A)	15
29,322		Kroger Co	721
345	*	Natural Grocers by Vitamin C	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,740	*	Performance Food Group Co	$148
820		Pricesmart, Inc	48
34,626	*,e	Rite Aid Corp	22
1,024	*	Smart & Final Stores, Inc	5
957		Spartan Stores, Inc	15
4,309	*	Sprouts Farmers Market, Inc	93
17,221		Sysco Corp	1,150
2,032	*	United Natural Foods, Inc	27
7,566	*	US Foods Holding Corp	264
292		Village Super Market (Class A)	8
29,304		Walgreens Boots Alliance, Inc	1,854
51,299		Walmart, Inc	5,003
313		Weis Markets, Inc	13

		TOTAL FOOD & STAPLES RETAILING	13,403

FOOD, BEVERAGE & TOBACCO - 3.5%
4,215	*,e	22nd Century Group, Inc	7
135		Alico, Inc	4
68,058		Altria Group, Inc	3,909
19,605		Archer Daniels Midland Co	846
2,508	e	B&G Foods, Inc (Class A)	61
344	*	Boston Beer Co, Inc (Class A)	101
1,865		Brown-Forman Corp (Class A)	95
9,805		Brown-Forman Corp (Class B)	518
4,825		Bunge Ltd	256
583	e	Calavo Growers, Inc	49
1,263		Cal-Maine Foods, Inc	56
6,056		Campbell Soup Co	231
3,333	*,e	Castle Brands, Inc	2
185		Coca-Cola Bottling Co Consolidated	53
137,462		Coca-Cola Co	6,441
16,363		ConAgra Brands, Inc	454
5,499		Constellation Brands, Inc (Class A)	964
418	*	Craft Brewers Alliance, Inc	6
6,364	*	Darling International, Inc	138
3,513		Dean Foods Co	11
288	*	Farmer Bros Co	6
5,327		Flowers Foods, Inc	114
1,315		Fresh Del Monte Produce, Inc	36
901	*	Freshpet, Inc	38
21,591		General Mills, Inc	1,117
3,970	*	Hain Celestial Group, Inc	92
4,829		Hershey Co	555
10,106		Hormel Foods Corp	452
3,112	*	Hostess Brands, Inc	39
2,304		Ingredion, Inc	218
585		J&J Snack Foods Corp	93
3,719		J.M. Smucker Co	433
368		John B. Sanfilippo & Son, Inc	26
8,945		Kellogg Co	513
5,267		Keurig Dr Pepper, Inc	147
22,359		Kraft Heinz Co	730
5,006		Lamb Weston Holdings, Inc	375
621		Lancaster Colony Corp	97
1,056	*	Landec Corp	13
443		Limoneira Co	10
4,446		McCormick & Co, Inc	670
476	e	MGP Ingredients, Inc	37
6,197		Molson Coors Brewing Co (Class B)	370
50,967		Mondelez International, Inc	2,544
14,148	*	Monster Beverage Corp	772
457		National Beverage Corp	26
50,824		PepsiCo, Inc	6,229
55,959		Philip Morris International, Inc	4,946
2,078	*	Pilgrim’s Pride Corp	46

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,539	*	Post Holdings, Inc	$278
845	*	Primo Water Corp	13
787		Sanderson Farms, Inc	104
10		Seaboard Corp	43
365	*	Seneca Foods Corp	9
2,221	*	Simply Good Foods Co	46
336	e	Tootsie Roll Industries, Inc	13
2,158	*	TreeHouse Foods, Inc	139
183		Turning Point Brands, Inc	8
10,319		Tyson Foods, Inc (Class A)	717
917		Universal Corp	53
3,235		Vector Group Ltd	35

		TOTAL FOOD, BEVERAGE & TOBACCO	36,404

HEALTH CARE EQUIPMENT & SERVICES - 6.1%
61,488		Abbott Laboratories	4,915
1,565	*	Abiomed, Inc	447
3,023	*	Acadia Healthcare Co, Inc	89
3,073	*	Accuray, Inc	15
255	*	Addus HomeCare Corp	16
2,916	*	Align Technology, Inc	829
7,075	*	Allscripts Healthcare Solutions, Inc	67
1,099	*	Amedisys, Inc	135
368	*	American Renal Associates Holdings, Inc	2
5,567		AmerisourceBergen Corp	443
1,811	*	AMN Healthcare Services, Inc	85
1,310	*	Angiodynamics, Inc	30
5,621	*	Antares Pharma, Inc	17
9,371		Anthem, Inc	2,689
912	*,e	Apollo Medical Holdings, Inc	17
1,229	*	AtriCure, Inc	33
55		Atrion Corp	48
1,812	*	Avanos Medical, Inc	77
1,009	*	AxoGen, Inc	21
18,141		Baxter International, Inc	1,475
9,540		Becton Dickinson & Co	2,382
4,529	*	BioScrip, Inc	9
1,148	*	BioTelemetry, Inc	72
49,525	*	Boston Scientific Corp	1,901
7,134	*	Brookdale Senior Living, Inc	47
1,418		Cantel Medical Corp	95
1,019	*	Capital Senior Living Corp	4
10,808		Cardinal Health, Inc	520
1,207	*	Cardiovascular Systems, Inc	47
2,441	*	Castlight Health, Inc	9
14,606	*	Centene Corp	776
11,275	*	Cerner Corp	645
4,212	*	Cerus Corp	26
611		Chemed Corp	196
13,362		Cigna Corp	2,149
481		Computer Programs & Systems, Inc	14
1,071		Conmed Corp	89
1,710		Cooper Cos, Inc	506
368	*	Corvel Corp	24
2,274	*	Covetrus, Inc	72
1,273	*	Cross Country Healthcare, Inc	9
1,250	*	CryoLife, Inc	36
917	*,e	CryoPort, Inc	12
593	*	Cutera, Inc	10
46,003		CVS Health Corp	2,481
1,039	*,e	CytoSorbents Corp	8
22,384		Danaher Corp	2,955
4,837	*	DaVita, Inc	263
7,876		Dentsply Sirona, Inc	391
3,127	*	DexCom, Inc	372

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,886	*	Diplomat Pharmacy, Inc	$11
7,490	*	Edwards Lifesciences Corp	1,433
3,477		Encompass Health Corp	203
1,885		Ensign Group, Inc	96
2,484	*	Evolent Health, Inc	31
229	*	FONAR Corp	5
1,393	*	Genesis Health Care, Inc	2
1,865	*	GenMark Diagnostics, Inc	13
1,112	*	Glaukos Corp	87
2,762	*	Globus Medical, Inc	136
237	*	Guardant Health, Inc	18
2,039	*	Haemonetics Corp	178
9,993		HCA Holdings, Inc	1,303
1,932	*	HealthEquity, Inc	143
1,071		HealthStream, Inc	30
868	*,e	Helius Medical Technologies, Inc	6
5,686	*	Henry Schein, Inc	342
236	*	Heska Corp	20
2,532		Hill-Rom Holdings, Inc	268
3,262	*	HMS Holdings Corp	97
9,576	*	Hologic, Inc	463
4,923		Humana, Inc	1,310
588	*	ICU Medical, Inc	141
3,173	*	IDEXX Laboratories, Inc	709
672	*	Inogen Inc	64
2,425	*	Inovalon Holdings, Inc	30
279	*	Inspire Medical Systems, Inc	16
2,272	*	Insulet Corp	216
935	*	Integer Holding Corp	71
2,413	*	Integra LifeSciences Holdings Corp	134
222	*	IntriCon Corp	6
4,116	*	Intuitive Surgical, Inc	2,348
1,260		Invacare Corp	11
878	*	iRhythm Technologies, Inc	66
3,540	*	Laboratory Corp of America Holdings	542
982	*	Lantheus Holdings, Inc	24
562		LeMaitre Vascular, Inc	17
1,045	*	LHC Group, Inc	116
1,646	*	LivaNova plc	160
735	*	Magellan Health Services, Inc	48
1,746	*	Masimo Corp	241
7,072		McKesson Corp	828
2,192	*	Medidata Solutions, Inc	161
2,494	*	MEDNAX, Inc	68
48,676		Medtronic plc	4,433
1,637		Meridian Bioscience, Inc	29
1,836	*	Merit Medical Systems, Inc	114
2,279	*	Molina Healthcare, Inc	324
212		National Healthcare Corp	16
357		National Research Corp	14
1,257	*	Natus Medical, Inc	32
1,932	*	Neogen Corp	111
1,074	*	Nevro Corp	67
1,960	*	NextGen Healthcare, Inc	33
2,085	*	Novocure Ltd	100
1,937	*	NuVasive, Inc	110
511	*	Nuvectra Corp	6
1,384	*	Omnicell, Inc	112
2,181	*	OraSure Technologies, Inc	24
679	*	Orthofix International NV	38
225	*	OrthoPediatrics Corp	10
2,343		Owens & Minor, Inc	10
919	*	Oxford Immunotec Global plc	16
3,229		Patterson Cos, Inc	71
1,140	*	Penumbra, Inc	168

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

275	*,e	PetIQ, Inc	$9
1,594	*	Premier, Inc	55
495	*	Providence Service Corp	33
356	*,e	Pulse Biosciences, Inc	6
4,567		Quest Diagnostics, Inc	411
1,084	*	Quidel Corp	71
3,887	*	R1 RCM, Inc	38
1,510	*	RadNet, Inc	19
5,009		Resmed, Inc	521
1,891	*	Rockwell Medical, Inc	11
2,673	*	RTI Biologics, Inc	16
640	*	SeaSpine Holdings Corp	10
4,065	*	Select Medical Holdings Corp	57
2,436	*,e	Senseonics Holdings, Inc	6
278	*	SI-BONE, Inc	5
549	*	Sientra, Inc	5
414		Simulations Plus, Inc	9
1,741	*	Staar Surgical Co	60
2,985		STERIS plc	382
12,184		Stryker Corp	2,407
643	*,e	Surgery Partners, Inc	7
516	*	SurModics, Inc	22
350	*	Tabula Rasa HealthCare, Inc	20
357	*	Tactile Systems Technology, Inc	19
1,644	*	Tandem Diabetes Care, Inc	104
2,089	*	Teladoc, Inc	116
1,689		Teleflex, Inc	510
3,172	*	Tenet Healthcare Corp	91
1,669	*	Tivity Health, Inc	29
5,738	*,e	TransEnterix, Inc	14
948	*	Triple-S Management Corp (Class B)	22
34,454		UnitedHealth Group, Inc	8,519
3,028		Universal Health Services, Inc (Class B)	405
468		US Physical Therapy, Inc	49
149		Utah Medical Products, Inc	13
1,492	*	Varex Imaging Corp	51
3,205	*	Varian Medical Systems, Inc	454
4,450	*	Veeva Systems, Inc	565
1,068	*,e	ViewRay, Inc	8
1,082	*	Vocera Communications, Inc	34
1,792	*	WellCare Health Plans, Inc	483
2,710		West Pharmaceutical Services, Inc	299
4,098	*	Wright Medical Group NV	129
7,276		Zimmer Biomet Holdings, Inc	929

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	62,643

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
400	*	Central Garden & Pet Co	10
1,366	*	Central Garden and Pet Co (Class A)	32
9,043		Church & Dwight Co, Inc	644
4,666		Clorox Co	749
30,701		Colgate-Palmolive Co	2,104
17,354		Coty, Inc	200
1,561	*	Edgewell Personal Care Co	69
812	*	elf Beauty, Inc	9
2,362		Energizer Holdings, Inc	106
7,706		Estee Lauder Cos (Class A)	1,276
3,725	*	Herbalife Ltd	197
735		Inter Parfums, Inc	56
12,494		Kimberly-Clark Corp	1,548
385		Medifast, Inc	49
325		Natural Health Trends Corp	4
537	*	Nature’s Sunshine Products, Inc	5
2,034		Nu Skin Enterprises, Inc (Class A)	97
255		Oil-Dri Corp of America	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

89,549		Procter & Gamble Co	$9,318
480	*,e	Revlon, Inc (Class A)	9
1,707		Spectrum Brands Holdings, Inc	93
426	*	USANA Health Sciences, Inc	36
538		WD-40 Co	91

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	16,710

INSURANCE - 3.9%
27,093		Aflac, Inc	1,355
528	*	Alleghany Corp	323
12,361		Allstate Corp	1,164
1,747	*	AMBAC Financial Group, Inc	32
3,330		American Equity Investment Life Holding Co	90
2,360		American Financial Group, Inc	227
32,432		American International Group, Inc	1,396
41		American National Insurance Co	5
751		Amerisafe, Inc	45
8,554		Aon plc	1,460
13,267	*	Arch Capital Group Ltd	429
1,294		Argo Group International Holdings Ltd	91
6,208		Arthur J. Gallagher & Co	485
1,799		Assurant, Inc	171
4,096		Assured Guaranty Ltd	182
5,275	*	Athene Holding Ltd	215
2,754		Axis Capital Holdings Ltd	151
69,505	*	Berkshire Hathaway, Inc (Class B)	13,963
3,589	*	Brighthouse Financial, Inc	130
7,851		Brown & Brown, Inc	232
16,487		Chubb Ltd	2,309
5,815		Cincinnati Financial Corp	499
2,162	*,e	Citizens, Inc (Class A)	14
758		CNA Financial Corp	33
6,647		Conseco, Inc	107
723		Crawford & Co (Class B)	7
406		Donegal Group, Inc (Class A)	5
746	*	eHealth, Inc	46
252		EMC Insurance Group, Inc	8
1,239		Employers Holdings, Inc	50
437	*	Enstar Group Ltd	76
983		Erie Indemnity Co (Class A)	175
1,459		Everest Re Group Ltd	315
371		FBL Financial Group, Inc (Class A)	23
485		FedNat Holding Co	8
3,673		First American Financial Corp	189
9,345		FNF Group	342
19,503	*	Genworth Financial, Inc (Class A)	75
328		Global Indemnity Ltd	10
345	e	Goosehead Insurance, Inc	10
621	*	Greenlight Capital Re Ltd (Class A)	7
368	*	Hallmark Financial Services	4
1,661		Hanover Insurance Group, Inc	190
12,715		Hartford Financial Services Group, Inc	632
290		HCI Group, Inc	12
443	*,e	Health Insurance Innovations, Inc	12
1,074		Heritage Insurance Holdings, Inc	16
1,591		Horace Mann Educators Corp	56
345		Independence Holding Co	12
62		Investors Title Co	10
646		James River Group Holdings Ltd	26
2,010		Kemper Corp	153
379		Kingstone Cos, Inc	6
566		Kinsale Capital Group, Inc	39
7,267		Lincoln National Corp	427
9,976		Loews Corp	478
2,565		Maiden Holdings Ltd	2

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

519	*	Markel Corp	$517
18,060		Marsh & McLennan Cos, Inc	1,696
4,904	*	MBIA, Inc	47
1,072		Mercury General Corp	54
30,033		Metlife, Inc	1,278
1,991		National General Holdings Corp	47
92		National Western Life Group, Inc	24
377		Navigators Group, Inc	26
394	*	NI Holdings, Inc	6
10,495		Old Republic International Corp	219
1,513		Primerica, Inc	185
10,497		Principal Financial Group	527
1,956		ProAssurance Corp	68
20,682		Progressive Corp	1,491
422		Protective Insurance Corp	8
14,555		Prudential Financial, Inc	1,337
2,140		Reinsurance Group of America, Inc (Class A)	304
1,379		RenaissanceRe Holdings Ltd	198
1,544		RLI Corp	111
591		Safety Insurance Group, Inc	51
2,223		Selective Insurance Group, Inc	141
630		State Auto Financial Corp	21
815		Stewart Information Services Corp	35
2,745	*	Third Point Reinsurance Ltd	28
1,255		Tiptree Financial, Inc	8
3,529		Torchmark Corp	289
9,385		Travelers Cos, Inc	1,287
855	*,e	Trupanion, Inc	28
844		United Fire & Casualty Co	37
739		United Insurance Holdings Corp	12
1,340		Universal Insurance Holdings, Inc	41
7,450		UnumProvident Corp	252
3,567		W.R. Berkley Corp	302
124		White Mountains Insurance Group Ltd	115
4,518		Willis Towers Watson plc	794

		TOTAL INSURANCE	40,113

MATERIALS - 2.9%
788	e	Advanced Emissions Solutions, Inc	9
1,237	*	AdvanSix, Inc	35
801	*	AgroFresh Solutions, Inc	3
7,775		Air Products & Chemicals, Inc	1,485
12,220	*,e	AK Steel Holding Corp	34
3,894		Albemarle Corp	319
6,581	*	Alcoa Corp	185
4,202	*	Allegheny Technologies, Inc	107
1,143		American Vanguard Corp	20
1,996		Aptargroup, Inc	212
716		Ardagh Group S.A.	9
2,222		Ashland Global Holdings, Inc	174
2,946		Avery Dennison Corp	333
8,232	*	Axalta Coating Systems Ltd	208
1,227		Balchem Corp	114
12,330		Ball Corp	713
2,676		Bemis Co, Inc	148
4,805	*	Berry Plastics Group, Inc	259
1,581		Boise Cascade Co	42
2,347		Cabot Corp	98
1,812		Carpenter Technology Corp	83
4,776		Celanese Corp (Series A)	471
1,952	*	Century Aluminum Co	17
8,475		CF Industries Holdings, Inc	346
284		Chase Corp	26
6,233		Chemours Co	232

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

623	*	Clearwater Paper Corp	$12
9,437	e	Cleveland-Cliffs, Inc	94
6,825	*	Coeur Mining, Inc	28
4,501		Commercial Metals Co	77
1,251		Compass Minerals International, Inc	68
4,304	*	Crown Holdings, Inc	235
2,440		Domtar Corp	121
82,442		DowDuPont, Inc	4,395
1,609		Eagle Materials, Inc	136
4,801		Eastman Chemical Co	364
9,112		Ecolab, Inc	1,609
8,571	*	Element Solutions Inc	87
3,191	*	Ferro Corp	60
2,943	*	Ferroglobe plc	0
2,151	*,e	Flotek Industries, Inc	7
4,704		FMC Corp	361
657	*,e	Forterra, Inc	3
51,409		Freeport-McMoRan Copper & Gold, Inc (Class B)	663
954	*	FutureFuel Corp	13
2,797	*	GCP Applied Technologies, Inc	83
2,189	*	Gold Resource Corp	9
12,219		Graphic Packaging Holding Co	154
985		Greif, Inc (Class A)	41
203		Greif, Inc (Class B)	10
1,961		H.B. Fuller Co	95
377		Hawkins, Inc	14
501		Haynes International, Inc	16
17,634		Hecla Mining Co	41
8,070		Huntsman Corp	181
1,659	*	Ingevity Corp	175
803		Innophos Holdings, Inc	24
974		Innospec, Inc	81
3,254		International Flavors & Fragrances, Inc	419
14,145		International Paper Co	654
3,628	*	Intrepid Potash, Inc	14
656		Kaiser Aluminum Corp	69
850	*	Koppers Holdings, Inc	22
1,207	*	Kraton Polymers LLC	39
893		Kronos Worldwide, Inc	13
19,845		Linde plc	3,491
830	*	Livent Corp	10
5,593		Louisiana-Pacific Corp	136
901	*	LSB Industries, Inc	6
11,013		LyondellBasell Industries AF S.C.A	926
2,142		Martin Marietta Materials, Inc	431
774		Materion Corp	44
1,370		Minerals Technologies, Inc	81
12,629		Mosaic Co	345
871		Myers Industries, Inc	15
642		Neenah Paper, Inc	41
278		NewMarket Corp	121
19,350		Newmont Mining Corp	692
11,287		Nucor Corp	659
6,399		Olin Corp	148
395		Olympic Steel, Inc	6
1,779	*	Omnova Solutions, Inc	12
5,702		Owens-Illinois, Inc	108
3,472		Packaging Corp of America	345
1,827		PH Glatfelter Co	26
3,172		PolyOne Corp	93
8,652		PPG Industries, Inc	977
890	*	PQ Group Holdings, Inc	13
510		Quaker Chemical Corp	102
1,744		Rayonier Advanced Materials, Inc	24
2,559		Reliance Steel & Aluminum Co	231

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,154		Royal Gold, Inc	$196
4,842		RPM International, Inc	281
592	*	Ryerson Holding Corp	5
1,051		Schnitzer Steel Industries, Inc (Class A)	25
1,182		Schweitzer-Mauduit International, Inc	46
1,569		Scotts Miracle-Gro Co (Class A)	123
5,961		Sealed Air Corp	275
1,576		Sensient Technologies Corp	107
3,020		Sherwin-Williams Co	1,301
2,434		Silgan Holdings, Inc	72
3,066		Sonoco Products Co	189
3,201		Southern Copper Corp (NY)	127
8,549		Steel Dynamics, Inc	302
775		Stepan Co	68
4,288	*	Summit Materials, Inc	68
2,524	*	SunCoke Energy, Inc	21
1,535	*	TimkenSteel Corp	17
970	*	Trecora Resources	9
1,164		Tredegar Corp	19
1,292		Trinseo S.A.	59
2,505		Tronox Holdings plc	33
226	*	UFP Technologies, Inc	8
66		United States Lime & Minerals, Inc	5
5,177		United States Steel Corp	101
577	*	US Concrete, Inc	24
882		Valhi, Inc	2
7,329		Valvoline, Inc	136
1,233	*	Verso Corp	26
5,018		Vulcan Materials Co	594
565		Warrior Met Coal, Inc	17
1,396		Westlake Chemical Corp	95
9,287		WestRock Co	356
1,742	*	Worthington Industries, Inc	65
2,489		WR Grace and Co	194

		TOTAL MATERIALS	30,218

MEDIA & ENTERTAINMENT - 7.1%
27,532		Activision Blizzard, Inc	1,254
10,727	*	Alphabet, Inc (Class A)	12,625
10,935	*	Alphabet, Inc (Class C)	12,830
2,111	e	AMC Entertainment Holdings, Inc	31
1,592	*	AMC Networks, Inc	90
184		Cable One, Inc	181
534	*	Care.com, Inc	11
1,803	*	Cargurus, Inc	72
2,801	*	Cars.com, Inc	64
11,655		CBS Corp (Class B)	554
3,461	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	14
6,234	*	Charter Communications, Inc	2,163
4,142		Cinemark Holdings, Inc	166
1,723	*	Clear Channel Outdoor Holdings, Inc (Class A)	9
162,532		Comcast Corp (Class A)	6,498
46	*,e	Daily Journal Corp	10
4,788	*	Discovery, Inc (Class A)	129
12,786	*	Discovery, Inc (Class C)	325
7,718	*	DISH Network Corp (Class A)	245
10,652	*	Electronic Arts, Inc	1,083
568		Emerald Expositions Events, Inc	7
4,712		Entercom Communications Corp (Class A)	25
2,637		Entravision Communications Corp (Class A)	9
798	*,e	Eros International plc	7
2,274		EW Scripps Co (Class A)	48
85,526	*	Facebook, Inc	14,256
586	*	Fluent, Inc	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

12,568	*	Fox Corp (Class A)	$461
5,817	*	Fox Corp (Class B)	209
4,415		Gannett Co, Inc	47
3,746	*	GCI Liberty, Inc	208
1,203	*	Glu Mobile, Inc	13
2,680	*	Gray Television, Inc	57
408	*	Hemisphere Media Group, Inc	6
2,708	*	IAC/InterActiveCorp	569
2,264	*	Imax Corp	51
13,511		Interpublic Group of Cos, Inc	284
1,634		John Wiley & Sons, Inc (Class A)	72
428	*	Liberty Braves Group (Class A)	12
1,434	*	Liberty Braves Group (Class C)	40
977	*	Liberty Broadband Corp (Class A)	90
3,671	*	Liberty Broadband Corp (Class C)	337
1,581	*	Liberty Latin America Ltd (Class A)	31
4,170	*	Liberty Latin America Ltd (Class C)	81
998	*	Liberty Media Group (Class A)	34
7,316	*	Liberty Media Group (Class C)	256
2,847	*	Liberty SiriusXM Group (Class A)	109
5,784	*	Liberty SiriusXM Group (Class C)	221
3,006	*	Liberty TripAdvisor Holdings, Inc	43
2,000	e	Lions Gate Entertainment Corp (Class A)	31
3,835	e	Lions Gate Entertainment Corp (Class B)	58
5,305	*	Live Nation, Inc	337
1,013	*	LiveXLive Media, Inc	5
190	*	Loral Space & Communications, Inc	7
729	*	Madison Square Garden Co	214
736		Marcus Corp	29
1,918		Match Group, Inc	109
2,109	*	MDC Partners, Inc	5
2,453	*	Meet Group, Inc	12
1,545	e	Meredith Corp	85
2,361	*	MSG Networks, Inc	51
2,714		National CineMedia, Inc	19
15,011	*	NetFlix, Inc	5,352
1,956		New Media Investment Group, Inc	21
4,795		New York Times Co (Class A)	157
13,730		News Corp (Class A)	171
4,708		News Corp (Class B)	59
1,776		Nexstar Broadcasting Group, Inc (Class A)	192
7,656		Omnicom Group, Inc	559
1,192	*	QuinStreet, Inc	16
787	*	Reading International, Inc	13
750	*	Rosetta Stone, Inc	16
175		Saga Communications, Inc	6
1,096		Scholastic Corp	44
2,721		Sinclair Broadcast Group, Inc (Class A)	105
54,201		Sirius XM Holdings, Inc	307
4,187	*	Take-Two Interactive Software, Inc	395
708	*	TechTarget, Inc	11
8,405		TEGNA, Inc	118
2,837		Tribune Co	131
780	*	Tribune Publishing Co	9
3,654	*	TripAdvisor, Inc	188
2,406	*	TrueCar, Inc	16
26,241	*	Twitter, Inc	863
411		Viacom, Inc (Class A)	13
12,186		Viacom, Inc (Class B)	342
62,955		Walt Disney Co	6,990
806	*	WideOpenWest, Inc	7
1,509		World Wrestling Entertainment, Inc (Class A)	131
3,020	*	Yelp, Inc	104
2,077	*	Zillow Group, Inc (Class A)	71
4,117	*,e	Zillow Group, Inc (Class C)	143

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

30,167	*	Zynga, Inc	$161

		TOTAL MEDIA & ENTERTAINMENT	73,613

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
54,513		AbbVie, Inc	4,393
1,001	*,e	Abeona Therapeutics, Inc	7
3,739	*	Acadia Pharmaceuticals, Inc	100
987	*	Accelerate Diagnostics, Inc	21
1,231	*	Acceleron Pharma, Inc	57
4,855	*	Achillion Pharmaceuticals, Inc	14
797	*	Aclaris Therapeutics, Inc	5
1,689	*	Acorda Therapeutics, Inc	22
711	*,e	Adamas Pharmaceuticals, Inc	5
11,628	*	Aduro Biotech, Inc	46
1,984	*	Adverum Biotechnologies, Inc	10
1,175	*	Aerie Pharmaceuticals, Inc	56
2,830	*	Agenus, Inc	8
264	*,e	AgeX Therapeutics, Inc	1
11,956		Agilent Technologies, Inc	961
1,876	*	Agios Pharmaceuticals, Inc	127
1,385	*	Aimmune Therapeutics, Inc	31
574	*,e	Akcea Therapeutics, Inc	16
2,676	*	Akebia Therapeutics, Inc	22
3,444	*	Akorn, Inc	12
332	*	Albireo Pharma, Inc	11
2,198	*	Alder Biopharmaceuticals, Inc	30
7,934	*	Alexion Pharmaceuticals, Inc	1,073
5,962	*	Alkermes plc	218
239	*,e	Allakos, Inc	10
12,181		Allergan plc	1,783
368	*,e	Allogene Therapeutics, Inc	11
3,288	*	Alnylam Pharmaceuticals, Inc	307
1,423	*	AMAG Pharmaceuticals, Inc	18
22,910		Amgen, Inc	4,352
6,968	*,e	Amicus Therapeutics, Inc	95
2,888	*	Amneal Pharmaceuticals, Inc	41
1,331	*	Amphastar Pharmaceuticals, Inc	27
679	*	AnaptysBio, Inc	50
292	*	ANI Pharmaceuticals, Inc	21
566	*	Anika Therapeutics, Inc	17
1,330	*	Apellis Pharmaceuticals, Inc	26
409	*	Aptinyx, Inc	2
1,565	*	Aratana Therapeutics, Inc	6
1,297	*	Arbutus Biopharma Corp	5
1,066	*,e	Arcus Biosciences, Inc	13
894	*	Ardelyx, Inc	3
1,827	*	Arena Pharmaceuticals, Inc	82
3,173	*	Arqule, Inc	15
6,749	*	Array Biopharma, Inc	165
3,193	*,e	Arrowhead Research Corp	59
445	*	Arvinas, Inc	7
541	*	Assembly Biosciences, Inc	11
2,241	*	Assertio Therapeutics, Inc	11
1,497	*	Atara Biotherapeutics, Inc	60
1,535	*	Athenex, Inc	19
2,944	*,e	Athersys, Inc	4
1,179	*	Audentes Therapeutics, Inc	46
3,670	*,e	AVEO Pharmaceuticals, Inc	3
1,798	*	Avid Bioservices, Inc	8
873	*	Bellicum Pharmaceuticals, Inc	3
3,132	*	BioCryst Pharmaceuticals, Inc	25
7,135	*	Biogen Idec, Inc	1,687
1,007	*	Biohaven Pharmaceutical Holding Co Ltd	52
6,544	*	BioMarin Pharmaceutical, Inc	581
826	*	Bio-Rad Laboratories, Inc (Class A)	252

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

213	*	Biospecifics Technologies Corp	$13
1,318		Bio-Techne Corp	262
2,650	*,e	BioTime, Inc	3
1,782	*	Bluebird Bio, Inc	280
1,516	*	Blueprint Medicines Corp	121
58,973		Bristol-Myers Squibb Co	2,814
4,110		Bruker BioSciences Corp	158
1,175	*	Calithera Biosciences, Inc	8
311	*,e	Calyxt, Inc	5
1,265	*	Cambrex Corp	49
1,052	*,e	Cara Therapeutics Inc	21
1,181	*	CareDx, Inc	37
1,814	*,e	CASI Pharmaceuticals, Inc	5
4,893	*	Catalent, Inc	199
2,735	*,e	Catalyst Pharmaceuticals, Inc	14
25,385	*	Celgene Corp	2,395
442	*	Cellular Biomedicine Group, Inc	8
1,846	*	Charles River Laboratories International, Inc	268
1,103	*	ChemoCentryx, Inc	15
1,747	*	Chimerix, Inc	4
788	*,e	Clearside Biomedical, Inc	1
1,527	*	Clovis Oncology, Inc	38
1,314	*	Codexis, Inc	27
1,501	*	Coherus Biosciences, Inc	20
877	*	Collegium Pharmaceutical, Inc	13
642	*	Concert Pharmaceuticals Inc	8
1,738	*,e	Corbus Pharmaceuticals Holdings, Inc	12
3,522	*	Corcept Therapeutics, Inc	41
820	*,e	Corium International, Inc	0	^
349	*	Corvus Pharmaceuticals, Inc	1
1,848	*,e	CTI BioPharma Corp	2
297	*,e	Cue Biopharma, Inc	2
2,162	*	Cymabay Therapeutics, Inc	29
1,624	*	Cytokinetics, Inc	13
1,148	*	CytomX Therapeutics, Inc	12
286	*	Deciphera Pharmaceuticals, Inc	7
2,175	*,e	Denali Therapeutics, Inc	51
1,468	*	Dermira, Inc	20
1,627	*	Dicerna Pharmaceuticals, Inc	24
195	*,e	Dova Pharmaceuticals, Inc	2
4,800	*	Durect Corp	3
1,590	*,e	Dynavax Technologies Corp	12
323	*	Eagle Pharmaceuticals, Inc	16
1,310	*	Editas Medicine, Inc	32
11,685	*	Elanco Animal Health, Inc	375
32,077		Eli Lilly & Co	4,162
792	*	Eloxx Pharmaceuticals, Inc	9
1,340	*	Emergent Biosolutions, Inc	68
648	*	Enanta Pharmaceuticals, Inc	62
8,687	*	Endo International plc	70
1,556	*	Enzo Biochem, Inc	4
1,664	*	Epizyme, Inc	21
554	*,e	Esperion Thereapeutics, Inc	22
503	*,e	Evelo Biosciences, Inc	4
4,274	*	Exact Sciences Corp	370
11,271	*	Exelixis, Inc	268
1,546	*	Fate Therapeutics, Inc	27
2,752	*	FibroGen, Inc	150
979	*	Five Prime Therapeutics, Inc	13
1,094	*,e	Flexion Therapeutics, Inc	14
1,472	*	Fluidigm Corp	20
751	*	G1 Therapeutics, Inc	12
810	*	Genomic Health, Inc	57
6,445	*,e	Geron Corp	11
46,318		Gilead Sciences, Inc	3,011

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,425	*	Global Blood Therapeutics, Inc	$75
1,226	*	GlycoMimetics Inc	15
4,274	*	Halozyme Therapeutics, Inc	69
1,743	*	Heron Therapeutics, Inc	43
542	*,e	Homology Medicines, Inc	15
6,384	*	Horizon Pharma plc	169
317	*	Idera Pharmaceuticals, Inc	1
5,387	*	Illumina, Inc	1,674
402	*	Immune Design Corp	2
3,349	*	Immunogen, Inc	9
4,854	*,e	Immunomedics, Inc	93
6,468	*	Incyte Corp	556
2,960	*	Innoviva, Inc	42
2,690	*,e	Inovio Pharmaceuticals, Inc	10
2,469	*	Insmed, Inc	72
998	*,e	Insys Therapeutics, Inc	5
561	*,e	Intellia Therapeutics, Inc	10
696	*	Intercept Pharmaceuticals, Inc	78
1,040	*	Intersect ENT, Inc	33
1,415	*	Intra-Cellular Therapies, Inc	17
2,121	*,e	Intrexon Corp	11
3,175	*	Invitae Corp	74
4,834	*	Ionis Pharmaceuticals, Inc	392
6,006	*	Iovance Biotherapeutics, Inc	57
6,154	*	IQVIA Holdings, Inc	885
5,284	*	Ironwood Pharmaceuticals, Inc	71
2,166	*	Jazz Pharmaceuticals plc	310
96,531		Johnson & Johnson	13,494
241	*	Jounce Therapeutics, Inc	1
2,507	*,e	Kadmon Holdings, Inc	7
312	*	Kala Pharmaceuticals, Inc	3
1,273	*	Karyopharm Therapeutics, Inc	7
841	*	Kindred Biosciences Inc	8
772	*	Kura Oncology, Inc	13
669	*,e	La Jolla Pharmaceutical Co	4
1,137	*,e	Lannett Co, Inc	9
1,763	*,e	Lexicon Pharmaceuticals, Inc	10
773	*,e	Ligand Pharmaceuticals, Inc (Class B)	97
1,582		Luminex Corp	36
1,309	*	MacroGenics, Inc	24
153	*	Madrigal Pharmaceuticals, Inc	19
2,997	*	Mallinckrodt plc	65
5,078	*	MannKind Corp	10
1,316	*	Marinus Pharmaceuticals, Inc	6
2,689	*,e	Medicines Co	75
1,230	*,e	MediciNova, Inc	10
289	*	Medpace Holdings, Inc	17
67	*,e	Melinta Therapeutics, Inc	0	^
213	*	Menlo Therapeutics, Inc	2
93,689		Merck & Co, Inc	7,792
396	*	Mersana Therapeutics, Inc	2
932	*	Mettler-Toledo International, Inc	674
992	*	Minerva Neurosciences, Inc	8
520	*,e	Miragen Therapeutics, Inc	1
664	*	Mirati Therapeutics, Inc	49
599	*,e	Moderna, Inc	12
2,874	*	Momenta Pharmaceuticals, Inc	42
18,725	*	Mylan NV	531
1,123	*	MyoKardia, Inc	58
2,502	*	Myriad Genetics, Inc	83
689	*	NanoString Technologies, Inc	16
1,198	*,e	NantKwest, Inc	2
1,110	*	Natera, Inc	23
5,467	*	Nektar Therapeutics	184
2,201	*	NeoGenomics, Inc	45

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

564	*	Neos Therapeutics, Inc	$1
3,420	*	Neurocrine Biosciences, Inc	301
866	*	NewLink Genetics Corp	2
11,296	*,e	Novavax, Inc	6
1,041	*,e	Nymox Pharmaceutical Corp	2
894	*,e	Ocular Therapeutix, Inc	4
216	*,e	Odonate Therapeutics, Inc	5
1,629	*,e	Omeros Corp	28
13,300	*,e	Opko Health, Inc	35
584	*,e	Optinose, Inc	6
2,776	*,e	Organovo Holdings, Inc	3
3,094	*	Pacific Biosciences of California, Inc	22
1,521	*	Pacira Pharmaceuticals, Inc	58
934	*,e	Paratek Pharmaceuticals, Inc	5
1,731	*	PDL BioPharma, Inc	6
4,283	*	PerkinElmer, Inc	413
4,834		Perrigo Co plc	233
208,610		Pfizer, Inc	8,860
720		Phibro Animal Health Corp	24
1,321	*	Pieris Pharmaceuticals, Inc	4
2,817	*,e	PolarityTE, Inc	30
1,961	*,e	Portola Pharmaceuticals, Inc	68
1,865	*	PRA Health Sciences, Inc	206
2,080	*	Prestige Brands Holdings, Inc	62
2,427	*	Progenics Pharmaceuticals, Inc	11
1,437	*	Prothena Corp plc	17
1,522	*	PTC Therapeutics, Inc	57
1,119	*	Puma Biotechnology, Inc	43
8,215	*	QIAGEN NV	334
1,949	*	Ra Pharmaceuticals, Inc	44
1,455	*	Radius Health, Inc	29
341	*	Reata Pharmaceuticals, Inc	29
4,896	*	Recro Pharma, Inc	29
2,955	*	Regeneron Pharmaceuticals, Inc	1,213
1,062	*	REGENXBIO, Inc	61
1,344	*	Repligen Corp	79
1,469	*	Retrophin, Inc	33
879	*	Revance Therapeutics, Inc	14
280	*	Rhythm Pharmaceuticals, Inc	8
4,657	*	Rigel Pharmaceuticals, Inc	12
763	*	Rocket Pharmaceuticals, Inc	13
333	*,e	Rubius Therapeutics, Inc	6
1,586	*	Sage Therapeutics, Inc	252
2,773	*	Sangamo Biosciences, Inc	26
2,236	*	Sarepta Therapeutics, Inc	267
911	*	Savara, Inc	7
3,768	*	Seattle Genetics, Inc	276
474	*	Selecta Biosciences, Inc	1
745	*,e	Seres Therapeutics, Inc	5
547	*,e	Sienna Biopharmaceuticals, Inc	1
1,913	*	SIGA Technologies, Inc	12
332	*,e	Solid Biosciences, Inc	3
3,173	*,e	Sorrento Therapeutics, Inc	15
1,158	*	Spark Therapeutics, Inc	132
2,652	*	Spectrum Pharmaceuticals, Inc	28
573	*	Spring Bank Pharmaceuticals, Inc	6
834	*	Stemline Therapeutics, Inc	11
1,839	*	Supernus Pharmaceuticals, Inc	64
359	*	Syndax Pharmaceuticals, Inc	2
2,126	*	Syneos Health, Inc	110
5,264	*	Syros Pharmaceuticals, Inc	48
927	*,e	T2 Biosystems, Inc	2
1,333	*,e	Teligent, Inc	2
1,526	*	Tetraphase Pharmaceuticals, Inc	2
1,870	*,e	TG Therapeutics, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,906	*,e	TherapeuticsMD, Inc	$29
1,625	*	Theravance Biopharma, Inc	37
14,534		Thermo Fisher Scientific, Inc	3,978
327	*	Tocagen, Inc	4
340	*	Tricida, Inc	13
3,764	*,e	Tyme Technologies, Inc	7
1,517	*	Ultragenyx Pharmaceutical, Inc	105
1,741	*	United Therapeutics Corp	204
717	*	UNITY Biotechnology, Inc	6
1,691	*	Vanda Pharmaceuticals, Inc	31
594	*	Veracyte, Inc	15
1,933	*,e	Verastem, Inc	6
1,345	*	Vericel Corp	24
9,159	*	Vertex Pharmaceuticals, Inc	1,685
1,592	*,e	Viking Therapeutics, Inc	16
484	*	Voyager Therapeutics, Inc	9
2,704	*	Waters Corp	681
475	*	WaVe Life Sciences Pte Ltd	18
1,460	*	Xencor Inc	45
1,048	*	Zafgen, Inc	3
4,815	*,e	ZIOPHARM Oncology, Inc	19
17,559		Zoetis, Inc	1,768
1,053	*	Zogenix, Inc	58

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	83,629

REAL ESTATE - 4.0%
3,250		Acadia Realty Trust	89
943		Agree Realty Corp	65
2,540		Alexander & Baldwin, Inc	65
51		Alexander’s, Inc	19
3,763		Alexandria Real Estate Equities, Inc	536
466	*	Altisource Portfolio Solutions S.A.	11
1,599		American Assets Trust, Inc	73
5,246		American Campus Communities, Inc	250
8,855		American Homes 4 Rent	201
15,686		American Tower Corp	3,091
4,500		Americold Realty Trust	137
5,820		Apartment Investment & Management Co	293
7,310		Apple Hospitality REIT, Inc	119
1,658		Armada Hoffler Properties, Inc	26
3,090		Ashford Hospitality Trust, Inc	15
4,882		AvalonBay Communities, Inc	980
769		Bluerock Residential Growth REIT, Inc	8
5,435		Boston Properties, Inc	728
1,249		BraeMar Hotels & Resorts, Inc	15
6,772		Brandywine Realty Trust	107
11,939		Brixmor Property Group, Inc	219
3,653		Brookfield Property REIT, Inc	75
552		Brt Realty Trust	8
3,382		Camden Property Trust	343
2,763		CareTrust REIT, Inc	65
1,667		CatchMark Timber Trust, Inc	16
6,537	e	CBL & Associates Properties, Inc	10
11,178	*	CBRE Group, Inc	553
3,595		Cedar Realty Trust, Inc	12
1,449		Chatham Lodging Trust	28
2,308		Chesapeake Lodging Trust	64
1,087		City Office REIT, Inc	12
544		Clipper Realty, Inc	7
20,026		Colony Capital, Inc	107
4,776		Columbia Property Trust, Inc	108
498		Community Healthcare Trust, Inc	18
159		Consolidated-Tomoka Land Co	9
4,609		CoreCivic, Inc	90
419	e	CorEnergy Infrastructure Trust, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

473		CorePoint Lodging, Inc	$5
1,335		Coresite Realty	143
3,896		Corporate Office Properties Trust	106
16,091		Cousins Properties, Inc	155
14,822		Crown Castle International Corp	1,897
6,597		CubeSmart	211
1,309	*	Cushman & Wakefield plc	23
3,383		CyrusOne, Inc	177
7,801		DiamondRock Hospitality Co	85
7,617		Digital Realty Trust, Inc	906
5,662		Douglas Emmett, Inc	229
12,847		Duke Realty Corp	393
1,340		Easterly Government Properties, Inc	24
1,286		EastGroup Properties, Inc	144
5,016		Empire State Realty Trust, Inc	79
2,455		Entertainment Properties Trust	189
2,894		Equinix, Inc	1,311
3,801		Equity Commonwealth	124
2,834		Equity Lifestyle Properties, Inc	324
12,680		Equity Residential	955
1,199		Essential Properties Realty Trust, Inc	23
2,377		Essex Property Trust, Inc	688
4,258		Extra Space Storage, Inc	434
967	e	Farmland Partners, Inc	6
2,581		Federal Realty Investment Trust	356
4,527		First Industrial Realty Trust, Inc	160
400	*	Forestar Group, Inc	7
2,420		Four Corners Property Trust, Inc	72
4,124		Franklin Street Properties Corp	30
1,944		Front Yard Residential Corp	18
309	*	FRP Holdings, Inc	15
6,862		Gaming and Leisure Properties, Inc	265
4,728		Geo Group, Inc	91
1,064		Getty Realty Corp	34
881		Gladstone Commercial Corp	18
547		Global Medical REIT, Inc	5
2,475		Global Net Lease, Inc	47
1,871		Hannon Armstrong Sustainable Infrastructure Capital, Inc	48
17,510		HCP, Inc	548
4,494		Healthcare Realty Trust, Inc	144
7,668		Healthcare Trust of America, Inc	219
1,493		Hersha Hospitality Trust	26
1,412		HFF, Inc (Class A)	67
3,908		Highwoods Properties, Inc	183
5,289		Hospitality Properties Trust	139
26,196		Host Marriott Corp	495
1,318	*	Howard Hughes Corp	145
6,080		Hudson Pacific Properties	209
2,619		Independence Realty Trust, Inc	28
1,510		Industrial Logistics Properties Trust	30
239		Innovative Industrial Properties, Inc	20
460		Investors Real Estate Trust	28
11,120		Invitation Homes, Inc	271
10,280		Iron Mountain, Inc	365
2,674		iStar Financial, Inc	23
3,369		JBG SMITH Properties	139
322		Jernigan Capital, Inc	7
1,588		Jones Lang LaSalle, Inc	245
5,205		Kennedy-Wilson Holdings, Inc	111
3,350		Kilroy Realty Corp	254
16,000		Kimco Realty Corp	296
3,243		Kite Realty Group Trust	52
3,092		Lamar Advertising Co	245
8,135		Lexington Realty Trust	74
5,077		Liberty Property Trust	246

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,802		Life Storage, Inc	$175
1,530		LTC Properties, Inc	70
5,384		Macerich Co	233
3,534		Mack-Cali Realty Corp	78
569	*	Marcus & Millichap, Inc	23
231	*	Maui Land & Pineapple Co, Inc	3
996		MedEquities Realty Trust, Inc	11
12,964		Medical Properties Trust, Inc	240
4,212		Mid-America Apartment Communities, Inc	461
2,597		Monmouth Real Estate Investment Corp (Class A)	34
1,356		National Health Investors, Inc	107
5,351		National Retail Properties, Inc	296
1,700		National Storage Affiliates Trust	48
3,164		New Senior Investment Group, Inc	17
4,651		Newmark Group, Inc	39
662		NexPoint Residential Trust, Inc	25
2,094		NorthStar Realty Europe Corp	36
1,207		Office Properties Income Trust	33
7,596		Omega Healthcare Investors, Inc	290
567		One Liberty Properties, Inc	16
5,152		Outfront Media, Inc	121
7,621		Paramount Group, Inc	108
7,462		Park Hotels & Resorts, Inc	232
5,135		Pebblebrook Hotel Trust	160
2,702	e	Pennsylvania REIT	17
5,940		Physicians Realty Trust	112
4,321		Piedmont Office Realty Trust, Inc	90
2,502		Potlatch Corp	95
2,737		Preferred Apartment Communities, Inc	41
22,420		Prologis, Inc	1,613
762		PS Business Parks, Inc	120
5,245		Public Storage, Inc	1,142
1,829		QTS Realty Trust, Inc	82
4,462		Rayonier, Inc	141
732		Re/Max Holdings, Inc	28
4,163	e	Realogy Holdings Corp	47
10,419		Realty Income Corp	766
2,193	*,e	Redfin Corp	44
5,359		Regency Centers Corp	362
4,204		Retail Opportunities Investment Corp	73
6,690		Retail Properties of America, Inc	82
621		Retail Value, Inc	19
2,561		Rexford Industrial Realty, Inc	92
6,612		RLJ Lodging Trust	116
283		RMR Group, Inc	17
3,057		RPT Realty	37
1,712		Ryman Hospitality Properties	141
6,162		Sabra Healthcare REIT, Inc	120
401		Safehold, Inc	9
392		Saul Centers, Inc	20
4,023	*	SBA Communications Corp	803
9,263		Senior Housing Properties Trust	109
990	e	Seritage Growth Properties	44
11,089		Simon Property Group, Inc	2,021
6,051		SITE Centers Corp	82
3,174		SL Green Realty Corp	285
1,885		Spirit MTA REIT	12
3,189		Spirit Realty Capital, Inc	127
1,876	*	St. Joe Co	31
3,470		STAG Industrial, Inc	103
6,501		STORE Capital Corp	218
218	*	Stratus Properties, Inc	6
3,928		Summit Hotel Properties, Inc	45
2,801		Sun Communities, Inc	332
8,527		Sunstone Hotel Investors, Inc	123

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,676	e	Tanger Factory Outlet Centers, Inc	$77
2,340		Taubman Centers, Inc	124
834	*	Tejon Ranch Co	15
1,821		Terreno Realty Corp	77
1,934		Tier REIT, Inc	55
761	*	Trinity Place Holdings, Inc	3
10,089		UDR, Inc	459
994		UMH Properties, Inc	14
6,462	e	Uniti Group, Inc	72
294		Universal Health Realty Income Trust	22
3,855		Urban Edge Properties	73
1,188		Urstadt Biddle Properties, Inc (Class A)	25
12,826		Ventas, Inc	818
38,221		VEREIT, Inc	320
13,187		VICI Properties, Inc	289
6,401		Vornado Realty Trust	432
7,181	e	Washington Prime Group, Inc	41
3,060		Washington REIT	87
4,685		Weingarten Realty Investors	138
14,133		Welltower, Inc	1,097
28,023		Weyerhaeuser Co	738
1,293	*	Whitestone REIT	16
5,134		WP Carey, Inc	402
4,278		Xenia Hotels & Resorts, Inc	94

		TOTAL REAL ESTATE	41,104

RETAILING - 6.0%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	23
2,429		Aaron’s, Inc	128
2,820		Abercrombie & Fitch Co (Class A)	77
2,632		Advance Auto Parts, Inc	449
14,819	*	Amazon.com, Inc	26,389
6,015		American Eagle Outfitters, Inc	133
367	*	America’s Car-Mart, Inc	34
727	*	Asbury Automotive Group, Inc	50
5,932	*	Ascena Retail Group, Inc	6
978	*	At Home Group, Inc	17
1,281	*	Autonation, Inc	46
920	*	AutoZone, Inc	942
1,364	*	Barnes & Noble Education, Inc	6
2,159		Barnes & Noble, Inc	12
4,627		Bed Bath & Beyond, Inc	79
8,489		Best Buy Co, Inc	603
824	e	Big 5 Sporting Goods Corp	3
1,547		Big Lots, Inc	59
4,634	*	BJ’s Wholesale Club Holdings, Inc	127
1,701	*	Booking Holdings, Inc	2,968
517	*	Boot Barn Holdings, Inc	15
1,023		Buckle, Inc	19
2,479	*	Burlington Stores, Inc	388
1,517		Caleres, Inc	37
437	e	Camping World Holdings, Inc	6
6,520	*	CarMax, Inc	455
1,051	*,e	Carvana Co	61
966		Cato Corp (Class A)	14
4,716		Chico’s FAS, Inc	20
670		Children’s Place Retail Stores, Inc	65
619		Citi Trends, Inc	12
708	*	Conn’s, Inc	16
764	*	Container Store Group, Inc	7
1,444		Core-Mark Holding Co, Inc	54
2,565	*	Designer Brands Inc	57
2,403		Dick’s Sporting Goods, Inc	88
590	e	Dillard’s, Inc (Class A)	43
9,410		Dollar General Corp	1,123

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

8,448	*	Dollar Tree, Inc	$887
404	*,e	Duluth Holdings, Inc	10
32,056		eBay, Inc	1,191
4,286	*	Etsy, Inc	288
4,109		Expedia, Inc	489
3,087	*	Express Parent LLC	13
2,096	*	Five Below, Inc	260
1,415	*	Floor & Decor Holdings, Inc	58
3,891		Foot Locker, Inc	236
322	*,e	Gaia, Inc	3
3,029	e	GameStop Corp (Class A)	31
6,980		Gap, Inc	183
254	*	Genesco, Inc	12
5,136		Genuine Parts Co	575
2,663	*,e	GNC Holdings, Inc	7
228		Group 1 Automotive, Inc	15
13,160	*	Groupon, Inc	47
3,346	*	GrubHub, Inc	232
2,487		Guess?, Inc	49
715		Haverty Furniture Cos, Inc	16
948	*	Hibbett Sports, Inc	22
40,877		Home Depot, Inc	7,844
1,422	*	Hudson Ltd	20
437		J. Jill, Inc	2
12,004	*,e	JC Penney Co, Inc	18
705	*	Kirkland’s, Inc	5
6,314		Kohl’s Corp	434
7,726		L Brands, Inc	213
487	*	Lands’ End, Inc	8
487	*	Leaf Group Ltd	4
2,114	*	Liberty Expedia Holdings, Inc	91
1,143	*	Liquidity Services, Inc	9
527		Lithia Motors, Inc (Class A)	49
10,704	*	LKQ Corp	304
29,420		Lowe’s Companies, Inc	3,221
1,099	*,e	Lumber Liquidators, Inc	11
11,147		Macy’s, Inc	268
1,129	*	MarineMax, Inc	22
3,766	*	Michaels Cos, Inc	43
1,185		Monro Muffler, Inc	103
924	*	Murphy USA, Inc	79
1,254	*	National Vision Holdings, Inc	39
4,562		Nordstrom, Inc	202
20,474		Office Depot, Inc	74
1,846	*	Ollie’s Bargain Outlet Holdings, Inc	158
2,878	*	O’Reilly Automotive, Inc	1,118
567	*,e	Overstock.com, Inc	9
1,066	*	Party City Holdco, Inc	8
633		Penske Auto Group, Inc	28
765	e	PetMed Express, Inc	17
1,369		Pool Corp	226
2,851	*	Quotient Technology, Inc	28
14,260	*	Qurate Retail Group, Inc QVC Group	228
1,673	*	Rent-A-Center, Inc	35
769	*,e	RH	79
13,096		Ross Stores, Inc	1,219
3,687	*	Sally Beauty Holdings, Inc	68
576	e	Shoe Carnival, Inc	20
1,315	*	Shutterfly, Inc	53
719		Shutterstock, Inc	34
2,200		Signet Jewelers Ltd	60
1,596	*	Sleep Number Corp	75
1,157		Sonic Automotive, Inc (Class A)	17
1,434	*	Sportsman’s Warehouse Holdings, Inc	7
618	*	Stamps.com, Inc	50

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,859	e	Tailored Brands, Inc	$15
18,695		Target Corp	1,500
4,270		Tiffany & Co	451
1,314		Tile Shop Holdings, Inc	7
432		Tilly’s, Inc	5
44,733		TJX Companies, Inc	2,380
4,523		Tractor Supply Co	442
2,073	*	Ulta Beauty, Inc	723
2,603	*	Urban Outfitters, Inc	77
2,078	*	Wayfair, Inc	308
252		Weyco Group, Inc	8
2,858	e	Williams-Sonoma, Inc	161
94		Winmark Corp	18
686	*	Zumiez, Inc	17

		TOTAL RETAILING	61,967

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
716	*	Acacia Communications, Inc	41
1,546	*	Advanced Energy Industries, Inc	77
32,614	*	Advanced Micro Devices, Inc	832
844	*	Alpha & Omega Semiconductor Ltd	10
1,266	*	Ambarella, Inc	55
3,751	*	Amkor Technology, Inc	32
13,084		Analog Devices, Inc	1,377
35,249		Applied Materials, Inc	1,398
766	*	Aquantia Corp	7
1,183	*	Axcelis Technologies, Inc	24
1,452	*	AXT, Inc	6
14,837		Broadcom, Inc	4,462
2,689		Brooks Automation, Inc	79
1,007		Cabot Microelectronics Corp	113
839	*	Ceva, Inc	23
2,507	*	Cirrus Logic, Inc	105
1,495		Cohu, Inc	22
3,781	*	Cree, Inc	216
12,862		Cypress Semiconductor Corp	192
1,498	*	Diodes, Inc	52
5,537		Entegris, Inc	198
2,741	*	First Solar, Inc	145
2,989	*	Formfactor, Inc	48
445	*,e	Ichor Holdings Ltd	10
705	*,e	Impinj, Inc	12
1,603	*	Inphi Corp	70
4,497	*	Integrated Device Technology, Inc	220
162,505		Intel Corp	8,726
5,664		Kla-Tencor Corp	676
2,498	*	Kopin Corp	3
5,460		Lam Research Corp	977
5,097	*	Lattice Semiconductor Corp	61
1,568	*	MA-COM Technology Solutions	26
20,390		Marvell Technology Group Ltd	406
9,800		Maxim Integrated Products, Inc	521
2,280	*	MaxLinear, Inc	58
8,299		Microchip Technology, Inc	689
40,709	*	Micron Technology, Inc	1,683
1,742		MKS Instruments, Inc	162
1,572		Monolithic Power Systems, Inc	213
1,014	*	Nanometrics, Inc	31
1,216	*	NeoPhotonics Corp Ltd	8
192		NVE Corp	19
20,933		NVIDIA Corp	3,759
12,457		NXP Semiconductors NV	1,101
15,220	*	ON Semiconductor Corp	313
1,181	*	PDF Solutions, Inc	15
2,703	*	Photronics, Inc	26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,113		Power Integrations, Inc	$78
4,356	*	Qorvo, Inc	312
43,459		QUALCOMM, Inc	2,478
4,243	*	Rambus, Inc	44
1,221	*	Rudolph Technologies, Inc	28
2,520	*	Semtech Corp	128
1,625	*	Silicon Laboratories, Inc	131
6,144		Skyworks Solutions, Inc	507
51	*	SMART Global Holdings, Inc	1
2,299	*,e	SunPower Corp	15
6,337		Teradyne, Inc	252
34,476		Texas Instruments, Inc	3,657
1,266	*	Ultra Clean Holdings	13
1,575	e	Universal Display Corp	241
1,833	*	Veeco Instruments, Inc	20
4,186		Versum Materials, Inc	211
9,147		Xilinx, Inc	1,160
1,849		Xperi Corp	43

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	38,618

SOFTWARE & SERVICES - 11.7%
1,998	*	2U, Inc	142
3,462	*	8x8, Inc	70
1,883	*	A10 Networks, Inc	13
23,134		Accenture plc	4,072
4,522	*	ACI Worldwide, Inc	149
17,686	*	Adobe, Inc	4,713
5,728	*	Akamai Technologies, Inc	411
792	*	Alarm.com Holdings, Inc	51
1,710		Alliance Data Systems Corp	299
906	*	Altair Engineering, Inc	33
657	*	Alteryx, Inc	55
781	*	Amber Road, Inc	7
5,013		Amdocs Ltd	271
1,091	*	American Software, Inc (Class A)	13
303	*	Anaplan, Inc	12
3,091	*	Ansys, Inc	565
244	*	Appfolio, Inc	19
2,704	*	Aspen Technology, Inc	282
3,301	*	Atlassian Corp plc	371
7,939	*	Autodesk, Inc	1,237
15,721		Automatic Data Processing, Inc	2,511
990	*	Avalara, Inc	55
3,817	*	Avaya Holdings Corp	64
1,498	*	Benefitfocus, Inc	74
5,264	*	Black Knight, Inc	287
1,852		Blackbaud, Inc	148
1,191	*	Blackline, Inc	55
5,256		Booz Allen Hamilton Holding Co	306
1,563	*	Bottomline Technologies, Inc	78
4,699	*	Box, Inc	91
1,247	*	Brightcove, Inc	10
4,137		Broadridge Financial Solutions, Inc	429
946	*	CACI International, Inc (Class A)	172
9,861	*	Cadence Design Systems, Inc	626
267	*	Carbon Black, Inc	4
960	*	Carbonite, Inc	24
1,770	*	Cardtronics plc	63
576		Cass Information Systems, Inc	27
4,696		CDK Global, Inc	276
837	*	Ceridian HCM Holding, Inc	43
921	*	ChannelAdvisor Corp	11
1,430	*	Cision Ltd	20
4,735		Citrix Systems, Inc	472
5,802	*	Cloudera, Inc	63

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

20,712		Cognizant Technology Solutions Corp (Class A)	$1,501
1,509	*	Commvault Systems, Inc	98
7,418	*	Conduent, Inc	103
2,077	*	Cornerstone OnDemand, Inc	114
1,958	*	Coupa Software, Inc	178
1,299		CSG Systems International, Inc	55
335	*,e	Digimarc Corp	11
2,582	*	DocuSign, Inc	134
291	*,e	Domo, Inc	12
10,085		DXC Technology Co	649
927	e	Ebix, Inc	46
648	*	eGain Corp	7
135	*	Elastic NV	11
1,316	*	Ellie Mae, Inc	130
2,483	*	Endurance International Group Holdings, Inc	18
1,657	*	Envestnet, Inc	108
1,908	*	EPAM Systems, Inc	323
1,684	*	Euronet Worldwide, Inc	240
662	*	Everbridge, Inc	50
2,472	*	Everi Holdings, Inc	26
2,375		EVERTEC, Inc	66
503	*	Evo Payments, Inc	15
1,735	*	Exela Technologies, Inc	6
1,241	*	ExlService Holdings, Inc	74
1,096	*	Fair Isaac Corp	298
11,687		Fidelity National Information Services, Inc	1,322
6,880	*	FireEye, Inc	116
3,306	*	First American Corp	123
19,764	*	First Data Corp	519
14,423	*	Fiserv, Inc	1,273
2,029	*	Five9, Inc	107
3,093	*	FleetCor Technologies, Inc	763
1,062	*	ForeScout Technologies, Inc	45
5,020	*	Fortinet, Inc	422
3,300	*	Gartner, Inc	501
5,261		Genpact Ltd	185
5,776		Global Payments, Inc	789
5,554	*	GoDaddy, Inc	418
1,166	*,e	GTT Communications, Inc	40
2,905	*	Guidewire Software, Inc	282
1,077		Hackett Group, Inc	17
1,304	*	HubSpot, Inc	217
1,377	*	Information Services Group, Inc	5
825	*	Instructure, Inc	39
790	*,e	Internap Corp	4
32,993		International Business Machines Corp	4,655
8,867		Intuit, Inc	2,318
1,794		j2 Global, Inc	155
2,895		Jack Henry & Associates, Inc	402
5,319		Leidos Holdings, Inc	341
3,363	*	Limelight Networks, Inc	11
2,140	*	Liveperson, Inc	62
3,018	*	LiveRamp Holdings, Inc	165
1,820		LogMeIn, Inc	146
869	*	Majesco	6
2,696	*	Manhattan Associates, Inc	149
1,025		Mantech International Corp (Class A)	55
33,039		MasterCard, Inc (Class A)	7,779
2,490		MAXIMUS, Inc	177
272,950		Microsoft Corp	32,192
367	*	MicroStrategy, Inc (Class A)	53
1,253	*	Mitek Systems, Inc	15
1,693	*	MobileIron, Inc	9
844	*	Model N, Inc	15
1,065	*	MoneyGram International, Inc	2

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,609		Monotype Imaging Holdings, Inc	$32
1,631	*	New Relic, Inc	161
2,596		NIC, Inc	44
11,208	*	Nuance Communications, Inc	190
4,052	*	Nutanix, Inc	153
3,179	*	Okta, Inc	263
1,227	*	OneSpan, Inc	24
87,537		Oracle Corp	4,702
3,213	*	Palo Alto Networks, Inc	780
444	*	Park City Group, Inc	4
11,310		Paychex, Inc	907
1,911	*	Paycom Software, Inc	361
1,003	*	Paylocity Holding Corp	89
42,695	*	PayPal Holdings, Inc	4,433
1,438		Pegasystems, Inc	93
1,320	*	Perficient, Inc	36
5,214		Perspecta, Inc	105
757	*	Pluralsight, Inc	24
707		Presidio, Inc	10
621	*	PRGX Global, Inc	5
1,791		Progress Software Corp	79
1,867	*	Proofpoint, Inc	227
1,099	*	PROS Holdings, Inc	46
4,095	*	PTC, Inc	377
1,206	*	Q2 Holdings, Inc	84
400		QAD, Inc (Class A)	17
1,213	*	Qualys, Inc	100
809	*	Rapid7, Inc	41
2,285	*	RealPage, Inc	139
6,399	*	Red Hat, Inc	1,169
2,430	*	RingCentral, Inc	262
10,188		Sabre Corp	218
1,841	*	SailPoint Technologies Holding, Inc	53
25,835	*	salesforce.com, Inc	4,091
2,092		Science Applications International Corp	161
257	*,e	SecureWorks Corp	5
6,396	*	ServiceNow, Inc	1,577
2,827	*	ServiceSource International LLC	3
266	*	ShotSpotter, Inc	10
5,371	*	Splunk, Inc	669
690	*	SPS Commerce, Inc	73
10,606	*	Square, Inc	795
7,627		SS&C Technologies Holdings, Inc	486
871	*,e	SVMK, Inc	16
1,325		Switch, Inc	14
1,511	*	Sykes Enterprises, Inc	43
23,044		Symantec Corp	530
5,312	*	Synopsys, Inc	612
2,342	*	Tableau Software, Inc	298
2,099	*	Telaria, Inc	13
834	*	TeleNav, Inc	5
303	*	Tenable Holdings, Inc	10
4,419	*	Teradata Corp	193
4,572		TiVo Corp	43
6,233		Total System Services, Inc	592
1,162	*	Trade Desk, Inc	230
4,786		Travelport Worldwide Ltd	75
541		TTEC Holdings, Inc	20
349	*	Tucows, Inc	28
3,122	*	Twilio, Inc	403
1,396	*	Tyler Technologies, Inc	285
1,115	*	Ultimate Software Group, Inc	368
2,160	*,e	Unisys Corp	25
265	*	Upland Software, Inc	11
1,028	*	Varonis Systems, Inc	61

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,429	*	Verint Systems, Inc	$145
3,905	*	VeriSign, Inc	709
2,063	*,e	VirnetX Holding Corp	13
1,072	*	Virtusa Corp	57
63,246		Visa, Inc (Class A)	9,878
2,550		VMware, Inc (Class A)	460
14,555		Western Union Co	269
1,532	*	WEX, Inc	294
5,379	*	Workday, Inc	1,037
912	*	Workiva, Inc	46
10,607	*	Worldpay, Inc	1,204
2,990	*	Yext, Inc	65
3,760	*	Zendesk, Inc	320
2,044	*	Zix Corp	14
2,136	*	Zscaler, Inc	151

		TOTAL SOFTWARE & SERVICES	120,496

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
4,245	*	3D Systems Corp	46
1,869		Adtran, Inc	26
932	*	Aerohive Networks, Inc	4
596	*	Agilysys, Inc	13
10,617		Amphenol Corp (Class A)	1,003
1,131	*	Anixter International, Inc	64
171,075	d	Apple, Inc	32,496
712	*,e	Applied Optoelectronics, Inc	9
2,109	*	Arista Networks, Inc	663
2,522	*	Arlo Technologies, Inc	10
5,523	*	ARRIS International plc	175
2,894	*	Arrow Electronics, Inc	223
1,363	*	Avid Technology, Inc	10
3,554		Avnet, Inc	154
1,630		AVX Corp	28
1,096		Badger Meter, Inc	61
429		Bel Fuse, Inc (Class B)	11
1,632		Belden CDT, Inc	88
1,932		Benchmark Electronics, Inc	51
1,369	*	CalAmp Corp	17
1,907	*	Calix, Inc	15
176	*	Casa Systems, Inc	2
5,378		CDW Corp	518
5,012	*	Ciena Corp	187
162,610		Cisco Systems, Inc	8,779
522	*	Clearfield, Inc	8
6,048		Cognex Corp	308
954	*	Coherent, Inc	135
6,754	*	CommScope Holding Co, Inc	147
784		Comtech Telecommunications Corp	18
938	*	Control4 Corp	16
27,563		Corning, Inc	912
1,568	*	Cray, Inc	41
1,256		CTS Corp	37
48		Daktronics, Inc	0	^
4,566	*	Dell Technologies, Inc	268
2,906		Diebold, Inc	32
1,019	*	Digi International, Inc	13
2,138		Dolby Laboratories, Inc (Class A)	135
789	*,e	Eastman Kodak Co	2
1,847	*	EchoStar Corp (Class A)	67
1,788	*	Electronics for Imaging, Inc	48
518	*	ePlus, Inc	46
4,537	*	Extreme Networks, Inc	34
2,205	*	F5 Networks, Inc	346
1,440	*	Fabrinet	75
655	*	FARO Technologies, Inc	29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,415	*	Finisar Corp	$102
6,696	*	Fitbit, Inc	40
4,988		Flir Systems, Inc	237
3,142	*	Harmonic, Inc	17
53,182		Hewlett Packard Enterprise Co	821
57,039		HP, Inc	1,108
2,439	*	II-VI, Inc	91
1,305	*	Immersion Corp	11
5,792	*	Infinera Corp	25
1,383	*	Insight Enterprises, Inc	76
1,347		InterDigital, Inc	89
1,406	*	IPG Photonics Corp	213
944	*	Iteris, Inc	4
1,329	*	Itron, Inc	62
4,847		Jabil Circuit, Inc	129
11,699		Juniper Networks, Inc	310
1,750		Kemet Corp	30
6,356	*	Keysight Technologies, Inc	554
1,038	*	Kimball Electronics, Inc	16
3,427	*	Knowles Corp	60
758	*	KVH Industries, Inc	8
939		Littelfuse, Inc	171
2,759	*	Lumentum Holdings, Inc	156
1,366	*,e	Maxwell Technologies, Inc	6
126		Mesa Laboratories, Inc	29
1,398		Methode Electronics, Inc	40
5,680		Motorola, Inc	798
632		MTS Systems Corp	34
428	*	Napco Security Technologies, Inc	9
4,043		National Instruments Corp	179
4,702	*	NCR Corp	128
9,394		NetApp, Inc	651
1,274	*	Netgear, Inc	42
3,375	*	Netscout Systems, Inc	95
236	*	nLight, Inc	5
1,269	*	Novanta, Inc	108
673	*	OSI Systems, Inc	59
766		Park Electrochemical Corp	12
430		PC Connection, Inc	16
1,300		Plantronics, Inc	60
1,309	*	Plexus Corp	80
6,099	*	Pure Storage, Inc	133
807	*	Quantenna Communications, Inc	20
2,205	*	Ribbon Communications, Inc	11
701	*	Rogers Corp	111
2,856	*	Sanmina Corp	82
958	*	Scansource, Inc	34
1,939	*	Stratasys Ltd	46
1,338	*	Synaptics, Inc	53
1,480		SYNNEX Corp	141
1,361	*	Tech Data Corp	139
8,652	*	Trimble Navigation Ltd	350
3,576	*	TTM Technologies, Inc	42
563		Ubiquiti Networks, Inc	84
1,586	*,e	USA Technologies, Inc	7
2,057	*	Viasat, Inc	159
8,882	*	Viavi Solutions, Inc	110
5,245		Vishay Intertechnology, Inc	97
398	*	Vishay Precision Group, Inc	14
10,553		Western Digital Corp	507
7,295		Xerox Corp	233
1,840	*	Zebra Technologies Corp (Class A)	386

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	56,810

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

TELECOMMUNICATION SERVICES - 1.9%
261,150		AT&T, Inc	$8,190
373		ATN International, Inc	21
1,565	*	Boingo Wireless, Inc	37
35,344		CenturyLink, Inc	424
1,877	*	Cincinnati Bell, Inc	18
1,599		Cogent Communications Group, Inc	87
2,586	e	Consolidated Communications Holdings, Inc	28
3,091	*,e	Frontier Communications Corp	6
2,248	*,e	Gogo, Inc	10
1,272	*	Intelsat S.A.	20
2,990	*	Iridium Communications, Inc	79
3,269	*	NII Holdings, Inc	6
661	*	Ooma, Inc	9
2,552	*	Orbcomm, Inc	17
410	*	pdvWireless, Inc	14
1,811		Shenandoah Telecom Co	80
859		Spok Holdings, Inc	12
24,656	*	Sprint Corp	139
3,834		Telephone & Data Systems, Inc	118
10,941	*	T-Mobile US, Inc	756
176	*	US Cellular Corp	8
148,773		Verizon Communications, Inc	8,797
7,849	*	Vonage Holdings Corp	79
7,262	*	Zayo Group Holdings, Inc	206

		TOTAL TELECOMMUNICATION SERVICES	19,161

TRANSPORTATION - 2.0%
2,138	*	Air Transport Services Group, Inc	49
4,469		Alaska Air Group, Inc	251
502		Allegiant Travel Co	65
167		Amerco, Inc	62
14,697		American Airlines Group, Inc	467
1,131		Arkansas Best Corp	35
913	*	Atlas Air Worldwide Holdings, Inc	46
2,527	*	Avis Budget Group, Inc	88
4,786		CH Robinson Worldwide, Inc	416
1,092		Copa Holdings S.A. (Class A)	88
1,032		Costamare, Inc	5
452	*	Covenant Transportation Group, Inc	9
28,749		CSX Corp	2,151
763	*	Daseke, Inc	4
22,457		Delta Air Lines, Inc	1,160
1,536	*	Eagle Bulk Shipping, Inc	7
1,070	*	Echo Global Logistics, Inc	27
5,950		Expeditors International of Washington, Inc	452
8,791		FedEx Corp	1,595
902		Forward Air Corp	58
2,185	*	Genesee & Wyoming, Inc (Class A)	190
1,746		Hawaiian Holdings, Inc	46
1,188		Heartland Express, Inc	23
2,016	*	Hertz Global Holdings, Inc	35
1,279	*	Hub Group, Inc (Class A)	52
3,200		JB Hunt Transport Services, Inc	324
10,338	*	JetBlue Airways Corp	169
3,398		Kansas City Southern Industries, Inc	394
2,088	*	Kirby Corp	157
4,783		Knight-Swift Transportation Holdings, Inc	156
1,543		Landstar System, Inc	169
3,019		Macquarie Infrastructure Co LLC	124
1,495		Marten Transport Ltd	27
1,675		Matson, Inc	60
9,861		Norfolk Southern Corp	1,843
2,413		Old Dominion Freight Line	348
334		Park-Ohio Holdings Corp	11
1,449	*	Radiant Logistics, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,666		Ryder System, Inc	$103
1,798	*	Safe Bulkers, Inc	3
945	*	Saia, Inc	58
1,179		Schneider National, Inc	25
2,180		Scorpio Bulkers, Inc	8
1,961		Skywest, Inc	107
18,733		Southwest Airlines Co	972
2,736	*	Spirit Airlines, Inc	145
26,207		Union Pacific Corp	4,382
8,513	*	United Continental Holdings, Inc	679
24,841		United Parcel Service, Inc (Class B)	2,776
200		Universal Truckload Services, Inc	4
1,875		Werner Enterprises, Inc	64
4,303	*,e	XPO Logistics, Inc	231
147	*	YRC Worldwide, Inc	1

		TOTAL TRANSPORTATION	20,730

UTILITIES - 3.2%
24,589		AES Corp	445
1,901		Allete, Inc	156
8,576		Alliant Energy Corp	404
8,765		Ameren Corp	645
17,614		American Electric Power Co, Inc	1,475
1,409		American States Water Co	100
6,446		American Water Works Co, Inc	672
6,497		Aqua America, Inc	237
443	*	AquaVenture Holdings Ltd	9
366		Artesian Resources Corp	14
5,498	*,e	Atlantic Power Corp	14
3,854		Atmos Energy Corp	397
2,130		Avangrid, Inc	107
2,203		Avista Corp	90
1,582		Black Hills Corp	117
812	*,e	Cadiz, Inc	8
1,860		California Water Service Group	101
17,247		Centerpoint Energy, Inc	530
640		Chesapeake Utilities Corp	58
1,290		Clearway Energy, Inc (Class A)	19
2,243		Clearway Energy, Inc (Class C)	34
9,924		CMS Energy Corp	551
438		Connecticut Water Service, Inc	30
10,884		Consolidated Edison, Inc	923
626		Consolidated Water Co, Inc	8
26,839		Dominion Resources, Inc	2,057
6,370		DTE Energy Co	795
25,635		Duke Energy Corp	2,307
11,609		Edison International	719
1,320		El Paso Electric Co	78
6,288		Entergy Corp	601
9,226		Evergy, Inc	536
11,262		Eversource Energy	799
34,479		Exelon Corp	1,728
17,706		FirstEnergy Corp	737
349		Global Water Resources, Inc	3
3,788		Hawaiian Electric Industries, Inc	154
1,806		Idacorp, Inc	180
6,373		MDU Resources Group, Inc	165
1,395		MGE Energy, Inc	95
644		Middlesex Water Co	36
2,568		National Fuel Gas Co	157
3,351		New Jersey Resources Corp	167
17,216		NextEra Energy, Inc	3,328
13,494		NiSource, Inc	387
1,124		Northwest Natural Holding Co	74
1,853		NorthWestern Corp	130

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,334		NRG Energy, Inc	$439
7,848		OGE Energy Corp	338
2,027		ONE Gas, Inc	180
1,582		Ormat Technologies, Inc	87
1,523		Otter Tail Corp	76
2,658		Pattern Energy Group, Inc	58
16,586	*,b	PG&E Corp	295
3,779		Pinnacle West Capital Corp	361
3,215		PNM Resources, Inc	152
3,158		Portland General Electric Co	164
25,287		PPL Corp	803
18,141		Public Service Enterprise Group, Inc	1,078
626	*	Pure Cycle Corp	6
263		RGC Resources, Inc	7
9,811		Sempra Energy	1,235
678		SJW Corp	42
3,054		South Jersey Industries, Inc	98
37,116		Southern Co	1,918
1,840		Southwest Gas Corp	151
431		Spark Energy, Inc	4
1,831		Spire, Inc	151
1,698		TerraForm Power, Inc	23
6,086		UGI Corp	337
534		Unitil Corp	29
13,883		Vistra Energy Corp	361
11,309		WEC Energy Group, Inc	894
18,024		Xcel Energy, Inc	1,013
490		York Water Co	17

		TOTAL UTILITIES	32,694

		TOTAL COMMON STOCKS	1,022,193

		(Cost $412,020)

RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
4,469	†	Media General, Inc	0

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	0

MATERIALS - 0.0%
1,126	†	A Schulman, Inc	0	^
11,807	†	Pan American Silver Corp	3

		TOTAL MATERIALS	3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
643	†	Forest Laboratories, Inc CVR	1
244	†	Omthera Pharmaceuticals, Inc	0	^
390		Tobira Therapeutics, Inc	0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1

		TOTAL RIGHTS / WARRANTS	4

		(Cost $12)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.5%

GOVERNMENT AGENCY DEBT - 1.1%
$10,660,000	Federal Home Loan Bank (FHLB)	2.250%	04/01/19	10,660

	TOTAL GOVERNMENT AGENCY DEBT			10,660

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
4,325,035	c	State Street Navigator Securities Lending Government Money Market Portfolio	$4,325

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	4,325

		TOTAL SHORT-TERM INVESTMENTS	14,985

		(Cost $14,985)
		TOTAL INVESTMENTS - 100.6% (Cost $427,017)	1,037,182
		OTHER ASSETS & LIABILITIES, NET - (0.6)%	(6,247)

		NET ASSETS - 100.0%	$1,030,935

Abbreviation(s):

CVR	Contingent Value Right
REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The value of securities on loan is $4,172.

Cost amounts are in thousands.

Futures contracts outstanding as of March 31, 2019 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	69	06/21/19	$9,590	$9,790	$200

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“Commission”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semi-annual report.

Valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

The following table summarizes the market value of the Account’s investments as of March 31, 2019, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total
Equity Investments:
Health care	$146,273	$—	$—	$146,273
Materials	30,218	—	3	30,221
All other equity investments*	845,702	—	1	845,703
Short-term investments	4,325	10,660	—	14,985
Futures contracts**	200	—	—	200
Total	$1,026,718	$10,660	$4	$1,037,382

*	For detailed categories, see the accompanying Schedule of investments.
**	Derivative instruments are not reflected in the market value of portfolio investments.